Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Small Cap Index Fund

January 31, 2021

ZAP-QTLY-0321
1.9881629.103

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.8%
Alaska Communication Systems Group, Inc.	3,374	$11,067
Anterix, Inc. (a)	624	22,639
ATN International, Inc.	622	26,858
Bandwidth, Inc. (a)	1,094	194,885
Cincinnati Bell, Inc. (a)	2,888	44,013
Cogent Communications Group, Inc.	2,410	137,250
Consolidated Communications Holdings, Inc. (a)	4,146	25,311
IDT Corp. Class B (a)	1,098	15,405
Iridium Communications, Inc. (a)	6,664	328,335
Liberty Latin America Ltd.:
Class A (a)	2,795	28,202
Class C (a)	8,649	85,539
Ooma, Inc. (a)	1,242	16,730
ORBCOMM, Inc. (a)	4,239	31,750
Vonage Holdings Corp. (a)	13,331	166,371
		1,134,355
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A (b)	4,215	55,891
Cinemark Holdings, Inc. (b)	6,062	122,695
Eros International PLC (a)	9,258	17,590
Gaia, Inc. Class A (a)	644	5,886
Glu Mobile, Inc. (a)	8,350	73,564
IMAX Corp. (a)	2,797	52,863
LiveXLive Media, Inc. (a)	2,601	9,910
Marcus Corp.	1,278	22,493
		360,892
Interactive Media & Services - 0.4%
CarGurus, Inc. Class A (a)	5,000	146,250
Cars.com, Inc. (a)	3,838	44,559
DHI Group, Inc. (a)	2,439	6,098
Eventbrite, Inc. (a)	3,619	64,599
EverQuote, Inc. Class A (a)	798	35,958
Liberty TripAdvisor Holdings, Inc. (a)	4,023	16,414
MediaAlpha, Inc. Class A	619	34,045
QuinStreet, Inc. (a)	2,777	58,789
TrueCar, Inc. (a)	5,873	26,311
Yelp, Inc. (a)	4,094	133,423
		566,446
Media - 0.8%
AMC Networks, Inc. Class A (a)(b)	1,603	79,220
Boston Omaha Corp. (a)	730	19,929
Cardlytics, Inc. (a)	1,486	181,693
comScore, Inc. (a)	3,548	11,318
Daily Journal Corp. (a)	66	22,044
E.W. Scripps Co. Class A	3,135	46,429
Emerald Expositions Events, Inc.	1,302	5,286
Entercom Communications Corp. Class A	6,890	32,039
Entravision Communication Corp. Class A	3,125	10,000
Fluent, Inc. (a)	2,508	13,593
Gannett Co., Inc. (a)	7,574	33,932
Gray Television, Inc. (a)	4,932	84,091
Hemisphere Media Group, Inc. (a)	813	8,488
iHeartMedia, Inc. (a)	3,414	49,640
Liberty Media Corp.:
Liberty Braves Class A (a)	824	22,545
Liberty Braves Class C (a)	1,747	46,785
Loral Space & Communications Ltd.	743	18,872
Meredith Corp.	2,256	49,474
MSG Network, Inc. Class A (a)	1,692	29,221
National CineMedia, Inc.	3,445	14,348
Saga Communications, Inc. Class A	164	3,690
Scholastic Corp.	1,619	41,722
Sinclair Broadcast Group, Inc. Class A	2,515	79,248
TechTarget, Inc. (a)	1,352	100,994
Tegna, Inc.	12,427	199,205
Tribune Publishing Co.	836	12,214
WideOpenWest, Inc. (a)	2,957	31,492
		1,247,512
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	2,534	29,242
Gogo, Inc. (a)(b)	3,104	41,594
Shenandoah Telecommunications Co.	2,721	105,765
Spok Holdings, Inc.	953	10,597
		187,198

TOTAL COMMUNICATION SERVICES		3,496,403

CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.4%
Adient PLC (a)	4,994	161,256
American Axle & Manufacturing Holdings, Inc. (a)	6,266	55,203
Cooper Tire & Rubber Co.	2,856	104,958
Cooper-Standard Holding, Inc. (a)	946	28,862
Dana, Inc.	8,195	158,655
Dorman Products, Inc. (a)	1,505	136,699
Fox Factory Holding Corp. (a)	2,347	280,795
Gentherm, Inc. (a)	1,853	113,515
LCI Industries	1,395	180,485
Modine Manufacturing Co. (a)	2,826	35,466
Motorcar Parts of America, Inc. (a)	1,001	22,653
Patrick Industries, Inc.	1,257	86,808
Standard Motor Products, Inc.	1,184	46,448
Stoneridge, Inc. (a)	1,454	39,912
Tenneco, Inc. (a)	2,921	29,502
The Goodyear Tire & Rubber Co.	13,009	137,245
Visteon Corp. (a)	1,573	200,526
Workhorse Group, Inc. (a)(b)	5,360	183,955
XPEL, Inc. (a)	963	46,234
		2,049,177
Automobiles - 0.1%
Winnebago Industries, Inc.	1,772	122,374
Distributors - 0.1%
Core-Mark Holding Co., Inc.	2,534	77,718
Funko, Inc. (a)	1,348	16,109
Weyco Group, Inc.	290	5,005
		98,832
Diversified Consumer Services - 0.5%
Adtalem Global Education, Inc. (a)	2,964	114,381
American Public Education, Inc. (a)	822	23,657
Aspen Group, Inc. (a)	1,262	11,932
Carriage Services, Inc.	953	31,563
Collectors Universe, Inc.	535	48,851
Franchise Group, Inc.	1,256	45,568
Houghton Mifflin Harcourt Co. (a)	6,021	29,684
Laureate Education, Inc. Class A (a)	6,062	78,867
OneSpaWorld Holdings Ltd.	2,639	25,044
Perdoceo Education Corp. (a)	3,847	45,510
Regis Corp. (a)	1,346	12,774
Strategic Education, Inc.	1,366	120,713
Stride, Inc. (a)	2,312	59,534
Universal Technical Institute, Inc. (a)	1,659	10,087
Vivint Smart Home, Inc. Class A (a)	4,395	83,022
Weight Watchers International, Inc. (a)	2,682	71,234
		812,421
Hotels, Restaurants & Leisure - 3.6%
Accel Entertainment, Inc. (a)	2,918	28,100
Bally's Corp.	1,021	53,582
BFC Financial Corp. Class A	626	8,194
Biglari Holdings, Inc. (a)	4	2,284
Biglari Holdings, Inc. (a)	58	6,655
BJ's Restaurants, Inc.	1,237	57,817
Bloomin' Brands, Inc.	4,931	103,896
Bluegreen Vacations Corp.	381	2,945
Boyd Gaming Corp.	4,613	208,323
Brinker International, Inc.	2,549	150,085
Caesars Entertainment, Inc. (a)	10,209	718,612
Carrols Restaurant Group, Inc. (a)	1,880	11,543
Century Casinos, Inc. (a)	1,509	10,488
Churchill Downs, Inc.	2,155	403,955
Chuy's Holdings, Inc. (a)	1,133	39,746
Cracker Barrel Old Country Store, Inc.	1,345	181,992
Dave & Buster's Entertainment, Inc.	2,494	84,846
Del Taco Restaurants, Inc.	1,655	15,921
Denny's Corp. (a)	3,478	54,709
Dine Brands Global, Inc.	892	61,334
El Pollo Loco Holdings, Inc. (a)	1,096	22,304
Everi Holdings, Inc. (a)	4,611	60,312
Fiesta Restaurant Group, Inc. (a)	1,014	15,271
GAN Ltd.	1,385	32,700
Golden Entertainment, Inc. (a)	945	16,065
Hilton Grand Vacations, Inc. (a)	4,841	143,875
International Game Technology PLC	5,619	90,522
Jack in the Box, Inc.	1,286	121,064
Kura Sushi U.S.A., Inc. Class A (a)	218	4,938
Lindblad Expeditions Holdings (a)	1,469	23,063
Marriott Vacations Worldwide Corp.	2,298	282,102
Monarch Casino & Resort, Inc. (a)	712	37,629
Nathan's Famous, Inc.	150	8,327
Noodles & Co. (a)	1,758	14,890
Papa John's International, Inc.	1,857	189,934
Penn National Gaming, Inc. (a)	8,837	916,574
PlayAGS, Inc. (a)	1,412	7,272
RCI Hospitality Holdings, Inc.	492	18,932
Red Robin Gourmet Burgers, Inc. (a)	902	23,623
Red Rock Resorts, Inc.	3,701	86,899
Ruth's Hospitality Group, Inc.	1,861	33,852
Scientific Games Corp. Class A (a)	3,246	127,308
SeaWorld Entertainment, Inc. (a)	2,868	81,939
Shake Shack, Inc. Class A (a)	1,994	226,159
Target Hospitality Corp. (a)	1,621	2,869
Texas Roadhouse, Inc. Class A	3,733	284,492
The Cheesecake Factory, Inc.	2,410	108,378
Wingstop, Inc.	1,686	252,984
		5,439,304
Household Durables - 2.1%
Beazer Homes U.S.A., Inc. (a)	1,630	27,091
Casper Sleep, Inc.	1,427	11,302
Cavco Industries, Inc. (a)	522	98,481
Century Communities, Inc. (a)	1,686	79,141
Ethan Allen Interiors, Inc.	1,257	29,728
GoPro, Inc. Class A (a)	6,922	61,952
Green Brick Partners, Inc. (a)	1,397	27,800
Hamilton Beach Brands Holding Co. Class A	392	7,522
Helen of Troy Ltd. (a)	1,435	350,499
Hooker Furniture Corp.	641	19,313
Installed Building Products, Inc. (a)	1,304	136,829
iRobot Corp. (a)	1,572	188,797
KB Home	5,008	208,533
La-Z-Boy, Inc.	2,536	98,194
Legacy Housing Corp. (a)	418	5,923
LGI Homes, Inc. (a)	1,270	135,522
Lifetime Brands, Inc.	654	9,091
Lovesac (a)	561	31,719
M.D.C. Holdings, Inc.	2,977	154,864
M/I Homes, Inc. (a)	1,595	78,745
Meritage Homes Corp. (a)	2,116	169,830
Purple Innovation, Inc. (a)	962	32,746
Skyline Champion Corp. (a)	3,010	101,226
Sonos, Inc. (a)	4,602	120,342
Taylor Morrison Home Corp. (a)	7,169	186,251
TopBuild Corp. (a)	1,880	375,906
TRI Pointe Homes, Inc. (a)	7,156	144,551
Tupperware Brands Corp. (a)	2,793	84,013
Turtle Beach Corp. (a)	810	24,219
Universal Electronics, Inc. (a)	762	41,331
VOXX International Corp. (a)	1,172	21,893
		3,063,354
Internet & Direct Marketing Retail - 0.9%
1-800-FLOWERS.com, Inc. Class A (a)	1,464	44,989
CarParts.com, Inc. (a)(b)	1,974	31,012
Duluth Holdings, Inc. (a)	681	8,492
Groupon, Inc. (a)	1,298	44,353
Lands' End, Inc. (a)	668	18,443
Liquidity Services, Inc. (a)	1,570	30,646
Magnite, Inc. (a)	6,110	211,650
Overstock.com, Inc. (a)(b)	2,425	188,180
PetMed Express, Inc.	1,138	43,472
Quotient Technology, Inc. (a)	5,000	44,300
Shutterstock, Inc.	1,250	81,238
Stamps.com, Inc. (a)	966	220,547
Stitch Fix, Inc. (a)	3,424	326,787
The RealReal, Inc. (a)	3,617	85,651
Waitr Holdings, Inc. (a)	4,874	17,254
		1,397,014
Leisure Products - 0.7%
Acushnet Holdings Corp.	1,958	79,926
American Outdoor Brands, Inc. (a)	769	14,596
Callaway Golf Co.	5,316	148,263
Clarus Corp.	1,401	22,500
Escalade, Inc.	580	12,093
Johnson Outdoors, Inc. Class A	304	33,145
Malibu Boats, Inc. Class A (a)	1,173	82,239
Marine Products Corp.	395	6,431
MasterCraft Boat Holdings, Inc. (a)	1,066	27,215
Nautilus, Inc. (a)	1,706	41,814
Smith & Wesson Brands, Inc.	3,126	51,767
Sturm, Ruger & Co., Inc.	953	60,382
Vista Outdoor, Inc. (a)	3,326	97,019
YETI Holdings, Inc. (a)	4,556	299,876
		977,266
Multiline Retail - 0.3%
Big Lots, Inc.	2,227	132,907
Dillard's, Inc. Class A	408	35,826
Macy's, Inc.	17,690	266,058
		434,791
Specialty Retail - 3.6%
Abercrombie & Fitch Co. Class A	3,513	81,045
Academy Sports & Outdoors, Inc. (b)	1,013	21,780
America's Car Mart, Inc. (a)	361	42,880
American Eagle Outfitters, Inc.	8,561	194,249
Asbury Automotive Group, Inc. (a)	1,095	156,158
At Home Group, Inc. (a)	3,028	73,792
Bed Bath & Beyond, Inc.	7,192	254,093
Boot Barn Holdings, Inc. (a)	1,616	92,500
Caleres, Inc.	2,052	31,006
Camping World Holdings, Inc.	1,844	62,991
Chico's FAS, Inc.	6,675	14,752
Citi Trends, Inc.	563	33,217
Conn's, Inc. (a)	938	14,755
Designer Brands, Inc. Class A	3,585	43,916
Envela Corp. (a)	410	2,567
Express, Inc. (a)	3,615	21,690
GameStop Corp. Class A (a)(b)	3,246	1,054,950
Genesco, Inc. (a)	812	31,514
Group 1 Automotive, Inc.	988	135,969
GrowGeneration Corp. (a)	2,105	90,915
Guess?, Inc.	2,247	52,175
Haverty Furniture Companies, Inc.	939	30,696
Hibbett Sports, Inc. (a)	945	53,345
Lithia Motors, Inc. Class A (sub. vtg.)	1,477	470,690
Lumber Liquidators Holdings, Inc. (a)	1,632	45,631
MarineMax, Inc. (a)	1,181	49,401
Michaels Companies, Inc. (a)	4,243	65,767
Monro, Inc.	1,863	108,930
Murphy U.S.A., Inc.	1,529	190,468
National Vision Holdings, Inc. (a)	4,570	211,911
OneWater Marine, Inc. Class A	474	15,324
Rent-A-Center, Inc.	2,757	119,378
RH (a)	896	425,923
Sally Beauty Holdings, Inc. (a)	6,343	95,779
Shoe Carnival, Inc.	529	24,858
Signet Jewelers Ltd.	2,933	119,138
Sleep Number Corp. (a)	1,538	165,704
Sonic Automotive, Inc. Class A (sub. vtg.)	1,322	54,109
Sportsman's Warehouse Holdings, Inc. (a)	2,425	42,486
The Aaron's Co., Inc. (a)	1,905	32,271
The Buckle, Inc.	1,633	64,210
The Cato Corp. Class A (sub. vtg.)	1,071	12,177
The Children's Place Retail Stores, Inc. (a)	800	58,776
The Container Store Group, Inc. (a)	1,183	16,124
The ODP Corp.	2,960	126,362
Tilly's, Inc.	1,274	12,485
Urban Outfitters, Inc. (a)	3,876	106,319
Winmark Corp.	169	28,836
Zumiez, Inc. (a)	1,190	51,265
		5,305,277
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (a)	3,790	265,376
Deckers Outdoor Corp. (a)	1,588	463,664
Fossil Group, Inc. (a)	2,670	38,715
G-III Apparel Group Ltd. (a)	2,451	66,275
Kontoor Brands, Inc.	2,901	104,784
Lakeland Industries, Inc. (a)	459	12,760
Movado Group, Inc.	926	19,131
Oxford Industries, Inc.	924	60,282
Rocky Brands, Inc.	392	13,508
Steven Madden Ltd.	4,653	156,341
Superior Group of Companies, Inc.	602	13,744
Unifi, Inc. (a)	763	18,274
Vera Bradley, Inc. (a)	1,205	10,182
Wolverine World Wide, Inc.	4,542	130,083
		1,373,119

TOTAL CONSUMER DISCRETIONARY		21,072,929

CONSUMER STAPLES - 3.2%
Beverages - 0.3%
Celsius Holdings, Inc. (a)	2,027	108,242
Coca-Cola Bottling Co. Consolidated	264	70,451
MGP Ingredients, Inc.	724	41,920
National Beverage Corp.	675	102,290
Newage, Inc. (a)	5,539	16,894
Primo Water Corp.	8,883	137,242
		477,039
Food & Staples Retailing - 0.8%
Andersons, Inc.	1,749	40,227
BJ's Wholesale Club Holdings, Inc. (a)	7,777	327,178
Chefs' Warehouse Holdings (a)	1,713	46,748
HF Foods Group, Inc. (a)	2,016	15,785
Ingles Markets, Inc. Class A	788	37,477
Natural Grocers by Vitamin Cottage, Inc.	555	9,241
Performance Food Group Co. (a)	7,426	348,131
PriceSmart, Inc.	1,283	120,448
Rite Aid Corp. (a)(b)	3,088	81,184
SpartanNash Co.	1,998	37,003
United Natural Foods, Inc. (a)	3,099	83,921
Village Super Market, Inc. Class A	449	9,460
Weis Markets, Inc.	532	26,217
		1,183,020
Food Products - 1.4%
Alico, Inc.	249	7,395
B&G Foods, Inc. Class A (b)	3,633	138,345
Bridgford Foods Corp. (a)	57	955
Cal-Maine Foods, Inc. (a)	2,108	80,821
Calavo Growers, Inc.	926	70,515
Darling Ingredients, Inc. (a)	9,139	566,709
Farmer Brothers Co. (a)	839	4,396
Fresh Del Monte Produce, Inc.	1,729	42,309
Freshpet, Inc. (a)	2,210	307,875
Hostess Brands, Inc. Class A (a)	7,153	109,799
J&J Snack Foods Corp.	845	128,998
John B. Sanfilippo & Son, Inc.	501	40,295
Laird Superfood, Inc.	178	7,715
Lancaster Colony Corp.	1,071	186,975
Landec Corp. (a)	1,364	14,540
Limoneira Co.	869	13,878
Mission Produce, Inc.	407	7,827
Sanderson Farms, Inc.	1,141	155,393
Seneca Foods Corp. Class A (a)	352	12,760
The Simply Good Foods Co. (a)	4,855	138,562
Tootsie Roll Industries, Inc. (b)	867	34,316
Vital Farms, Inc. (a)	595	14,714
		2,085,092
Household Products - 0.2%
Central Garden & Pet Co. (a)	799	33,790
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,997	77,883
Oil-Dri Corp. of America	272	9,430
WD-40 Co.	777	236,527
		357,630
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)	2,253	52,405
Edgewell Personal Care Co.	3,087	103,106
elf Beauty, Inc. (a)	2,583	56,206
Inter Parfums, Inc.	1,002	62,304
LifeVantage Corp. (a)	796	7,116
MediFast, Inc.	645	151,362
Nature's Sunshine Products, Inc. (a)	499	8,009
Revlon, Inc. (a)	334	3,841
USANA Health Sciences, Inc. (a)	649	53,711
Veru, Inc. (a)	3,056	26,954
		525,014
Tobacco - 0.1%
Turning Point Brands, Inc.	683	32,169
Universal Corp.	1,406	64,493
Vector Group Ltd.	7,906	92,816
		189,478

TOTAL CONSUMER STAPLES		4,817,273

ENERGY - 2.2%
Energy Equipment & Services - 0.7%
Archrock, Inc.	7,602	67,430
Aspen Aerogels, Inc. (a)	1,145	22,969
Bristow Group, Inc. (a)	408	9,878
Cactus, Inc.	2,694	70,583
Championx Corp. (a)	10,534	161,065
DMC Global, Inc.	845	48,309
Dril-Quip, Inc. (a)	2,003	60,330
Exterran Corp. (a)	1,434	6,195
Frank's International NV (a)	8,804	24,475
Helix Energy Solutions Group, Inc. (a)	8,157	33,607
Liberty Oilfield Services, Inc. Class A	4,241	50,977
Nabors Industries Ltd.	387	27,640
Newpark Resources, Inc. (a)	5,564	13,298
Nextier Oilfield Solutions, Inc. (a)	9,156	30,398
Oceaneering International, Inc. (a)	5,579	47,143
Oil States International, Inc. (a)	3,423	19,169
Patterson-UTI Energy, Inc.	10,397	63,942
ProPetro Holding Corp. (a)	4,597	36,730
RPC, Inc. (a)	3,166	14,120
Select Energy Services, Inc. Class A (a)	3,203	16,079
Solaris Oilfield Infrastructure, Inc. Class A	1,527	13,896
Tidewater, Inc. (a)	2,236	21,220
Transocean Ltd. (United States) (a)	32,891	110,514
U.S. Silica Holdings, Inc.	4,212	34,286
		1,004,253
Oil, Gas & Consumable Fuels - 1.5%
Adams Resources & Energy, Inc.	117	2,833
Antero Resources Corp. (a)	13,752	95,439
Arch Resources, Inc.	853	40,876
Ardmore Shipping Corp.	1,631	5,219
Berry Petroleum Corp.	3,761	14,480
Bonanza Creek Energy, Inc. (a)	1,050	21,693
Brigham Minerals, Inc. Class A	2,284	30,583
Clean Energy Fuels Corp. (a)	7,373	75,426
CNX Resources Corp. (a)	12,630	160,022
Comstock Resources, Inc. (a)	1,477	6,720
CONSOL Energy, Inc. (a)	1,741	14,137
Contango Oil & Gas Co. (a)	6,440	15,392
CVR Energy, Inc.	1,584	27,086
Delek U.S. Holdings, Inc.	3,559	66,767
DHT Holdings, Inc.	6,205	33,321
Diamond S Shipping, Inc. (a)	1,510	9,649
Dorian LPG Ltd. (a)	2,186	25,336
Earthstone Energy, Inc. (a)	1,650	8,481
Energy Fuels, Inc. (a)	7,492	28,591
Evolution Petroleum Corp.	1,738	5,527
Falcon Minerals Corp.	2,175	6,656
Frontline Ltd. (NY Shares) (b)	6,699	39,524
Golar LNG Ltd. (a)	5,206	56,381
Goodrich Petroleum Corp. (a)	506	4,893
Green Plains, Inc.	1,946	37,383
International Seaways, Inc.	1,360	21,774
Kosmos Energy Ltd.	22,938	50,922
Magnolia Oil & Gas Corp. Class A (a)	7,119	60,298
Matador Resources Co. (a)	6,287	96,065
NACCO Industries, Inc. Class A	162	3,883
National Energy Services Reunited Corp. (a)	1,169	12,602
Nextdecade Corp. (a)	1,319	3,073
Nordic American Tanker Shipping Ltd.	8,283	24,518
Overseas Shipholding Group, Inc. (a)	3,650	7,556
Ovintiv, Inc.	14,856	234,131
Par Pacific Holdings, Inc. (a)	2,257	29,973
PBF Energy, Inc. Class A	5,619	47,593
PDC Energy, Inc. (a)	5,647	122,596
Peabody Energy Corp. (a)	3,676	14,079
Penn Virginia Corp. (a)	764	7,671
PrimeEnergy Corp. (a)	21	751
Range Resources Corp. (a)	12,139	111,800
Renewable Energy Group, Inc. (a)	2,176	194,970
Rex American Resources Corp. (a)	314	24,021
Scorpio Tankers, Inc.	2,849	35,442
Ship Finance International Ltd. (NY Shares)	5,090	32,169
SM Energy Co.	6,498	54,518
Southwestern Energy Co. (a)	36,634	138,110
Talos Energy, Inc. (a)	791	6,692
Tellurian, Inc. (a)(b)	9,798	29,688
Uranium Energy Corp. (a)	11,667	19,017
W&T Offshore, Inc. (a)	5,065	12,257
Whiting Petroleum Corp. (a)	56	1,139
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	224	311
warrants 9/1/25 (a)	111	171
World Fuel Services Corp.	3,539	108,258
		2,338,463

TOTAL ENERGY		3,342,716

FINANCIALS - 14.3%
Banks - 7.5%
1st Constitution Bancorp	465	7,175
1st Source Corp.	931	36,635
ACNB Corp.	464	11,623
Allegiance Bancshares, Inc.	1,073	37,748
Altabancorp	905	29,150
Amalgamated Bank	681	9,983
Amerant Bancorp, Inc. Class A (a)	1,234	17,597
American National Bankshares, Inc.	572	15,987
Ameris Bancorp	3,805	148,814
Ames National Corp.	485	10,917
Arrow Financial Corp.	718	21,109
Atlantic Capital Bancshares, Inc. (a)	1,169	20,913
Atlantic Union Bankshares Corp.	4,403	144,595
Auburn National Bancorp., Inc.	117	4,625
Banc of California, Inc.	2,469	41,603
BancFirst Corp.	1,070	61,664
Bancorp, Inc., Delaware (a)	2,989	50,126
BancorpSouth Bank	5,615	155,255
Bank First National Corp.	365	24,097
Bank of Commerce Holdings	943	9,553
Bank of Marin Bancorp	716	26,592
Bank7 Corp.	134	2,143
BankFinancial Corp.	652	5,529
BankUnited, Inc.	5,205	180,353
Bankwell Financial Group, Inc.	361	7,021
Banner Corp.	1,977	87,443
Bar Harbor Bankshares	820	17,638
BayCom Corp. (a)	634	9,320
BCB Bancorp, Inc.	725	8,323
Berkshire Hills Bancorp, Inc.	2,579	42,760
Boston Private Financial Holdings, Inc.	4,664	56,854
Bridge Bancorp, Inc.	995	24,308
Brookline Bancorp, Inc., Delaware	4,450	56,026
Bryn Mawr Bank Corp.	1,066	33,131
Business First Bancshares, Inc.	1,077	21,863
Byline Bancorp, Inc.	1,505	24,185
C & F Financial Corp.	183	7,205
Cadence Bancorp Class A	6,976	125,010
California Bancorp, Inc. (a)	384	5,188
Cambridge Bancorp	375	27,563
Camden National Corp.	791	29,702
Capital Bancorp, Inc. (a)	469	6,913
Capital City Bank Group, Inc.	744	16,614
Capstar Financial Holdings, Inc.	965	13,993
Carter Bankshares, Inc.	1,221	12,222
Cathay General Bancorp	4,288	145,020
CB Financial Services, Inc.	248	4,466
CBTX, Inc.	1,013	26,662
Central Pacific Financial Corp.	1,611	32,027
Central Valley Community Bancorp	543	8,308
Century Bancorp, Inc. Class A (non-vtg.)	162	12,830
Chemung Financial Corp.	209	6,993
ChoiceOne Financial Services, Inc.	448	11,532
CIT Group, Inc.	5,592	206,345
Citizens & Northern Corp.	682	13,033
Citizens Holding Co.	231	4,664
City Holding Co.	894	61,731
Civista Bancshares, Inc.	887	15,123
CNB Financial Corp., Pennsylvania	801	16,845
Coastal Financial Corp. of Washington (a)	523	10,355
Codorus Valley Bancorp, Inc.	521	8,232
Colony Bankcorp, Inc.	403	5,582
Columbia Banking Systems, Inc.	4,077	157,046
Community Bank System, Inc.	3,007	195,004
Community Bankers Trust Corp.	1,078	7,783
Community Financial Corp.	333	7,925
Community Trust Bancorp, Inc.	863	31,465
ConnectOne Bancorp, Inc.	2,111	44,859
County Bancorp, Inc.	248	5,364
CrossFirst Bankshares, Inc. (a)	2,737	31,476
Customers Bancorp, Inc. (a)	1,638	36,396
CVB Financial Corp.	7,328	142,383
Eagle Bancorp Montana, Inc.	397	8,492
Eagle Bancorp, Inc.	1,825	77,544
Eastern Bankshares, Inc.	9,456	150,729
Enterprise Bancorp, Inc.	484	12,265
Enterprise Financial Services Corp.	1,428	50,423
Equity Bancshares, Inc. (a)	799	17,642
Esquire Financial Holdings, Inc. (a)	373	8,236
Evans Bancorp, Inc.	258	7,668
Farmers & Merchants Bancorp, Inc.	548	12,549
Farmers National Banc Corp.	1,373	18,288
FB Financial Corp.	1,795	67,061
Fidelity D & D Bancorp, Inc.	214	10,531
Financial Institutions, Inc.	901	20,624
First Bancorp, North Carolina	1,658	56,471
First Bancorp, Puerto Rico	12,195	110,975
First Bancshares, Inc.	1,212	36,287
First Bank Hamilton New Jersey	840	7,602
First Busey Corp.	2,873	59,385
First Business Finance Services, Inc.	391	7,531
First Capital, Inc.	180	8,638
First Choice Bancorp	596	11,717
First Commonwealth Financial Corp.	5,509	64,621
First Community Bankshares, In	944	20,258
First Community Corp.	361	6,133
First Financial Bancorp, Ohio	5,491	100,595
First Financial Bankshares, Inc.	7,315	277,092
First Financial Corp., Indiana	845	32,440
First Foundation, Inc.	2,312	46,841
First Guaranty Bancshares, Inc.	174	2,784
First Internet Bancorp	531	16,259
First Interstate Bancsystem, Inc.	2,302	88,995
First Merchants Corp.	3,073	115,760
First Mid-Illinois Bancshares, Inc.	827	28,010
First Midwest Bancorp, Inc., Delaware	6,525	107,858
First Northwest Bancorp	506	6,932
First of Long Island Corp.	1,203	20,126
First Savings Financial Group, Inc.	98	5,918
First United Corp.	339	5,299
First Western Financial, Inc. (a)	320	5,910
Flushing Financial Corp.	1,691	30,911
FNCM Bancorp, Inc.	803	4,914
Franklin Financial Services Corp.	243	6,563
Fulton Financial Corp.	8,943	119,836
FVCBankcorp, Inc. (a)	609	9,397
German American Bancorp, Inc.	1,376	46,550
Glacier Bancorp, Inc.	5,441	253,823
Great Southern Bancorp, Inc.	610	29,994
Great Western Bancorp, Inc.	3,118	74,832
Guaranty Bancshares, Inc. Texas	392	13,085
Hancock Whitney Corp.	4,864	166,057
Hanmi Financial Corp.	1,597	22,071
HarborOne Bancorp, Inc.	3,321	36,066
Hawthorn Bancshares, Inc.	339	6,224
HBT Financial, Inc.	499	7,450
Heartland Financial U.S.A., Inc.	1,950	83,187
Heritage Commerce Corp.	3,445	30,247
Heritage Financial Corp., Washington	2,082	49,135
Hilltop Holdings, Inc.	4,104	123,284
Home Bancshares, Inc.	8,670	183,804
HomeTrust Bancshares, Inc.	860	18,060
Hope Bancorp, Inc.	6,598	73,766
Horizon Bancorp, Inc. Indiana	2,619	41,459
Howard Bancorp, Inc. (a)	640	7,744
Independent Bank Corp.	1,171	21,500
Independent Bank Corp., Massachusetts	1,869	140,325
Independent Bank Group, Inc.	2,121	130,272
International Bancshares Corp.	3,011	113,846
Investar Holding Corp.	539	8,694
Investors Bancorp, Inc.	13,038	150,067
Lakeland Bancorp, Inc.	2,639	34,597
Lakeland Financial Corp.	1,410	82,767
Landmark Bancorp, Inc.	194	4,580
LCNB Corp.	658	10,120
Level One Bancorp, Inc.	241	5,025
Limestone Bancorp, Inc. (a)	260	3,393
Live Oak Bancshares, Inc.	1,636	65,244
Macatawa Bank Corp.	1,486	12,334
Mackinac Financial Corp.	572	7,161
Mainstreet Bancshares, Inc. (a)	384	6,559
Mercantile Bank Corp.	894	24,272
Meridian Bank/Malvern, PA	280	5,678
Metrocity Bankshares, Inc.	964	13,727
Metropolitan Bank Holding Corp. (a)	398	15,785
Mid Penn Bancorp, Inc.	381	8,291
Middlefield Banc Corp.	304	6,232
Midland States Bancorp, Inc.	1,130	20,781
MidWestOne Financial Group, Inc.	769	18,910
MVB Financial Corp.	539	12,079
National Bank Holdings Corp.	1,716	57,091
National Bankshares, Inc.	339	10,509
NBT Bancorp, Inc.	2,364	78,036
Nicolet Bankshares, Inc. (a)	506	34,302
Northeast Bank	439	11,440
Northrim Bancorp, Inc.	362	11,627
Norwood Financial Corp.	283	6,984
Oak Valley Bancorp Oakdale California	426	6,624
OceanFirst Financial Corp.	3,396	61,671
OFG Bancorp	2,910	49,994
Ohio Valley Banc Corp.	254	5,458
Old National Bancorp, Indiana	9,251	155,324
Old Second Bancorp, Inc.	1,563	15,349
Origin Bancorp, Inc.	1,222	38,603
Orrstown Financial Services, Inc.	611	10,576
Pacific Premier Bancorp, Inc.	4,564	151,753
Park National Corp.	818	88,352
Parke Bancorp, Inc.	608	10,531
Partners Bancorp	518	3,502
PCB Bancorp	615	7,282
Peapack-Gladstone Financial Corp.	1,063	25,002
Penns Woods Bancorp, Inc.	325	7,001
Peoples Bancorp of North Carolina	242	4,864
Peoples Bancorp, Inc.	1,033	31,507
Peoples Financial Services Corp.	375	13,508
Plumas Bancorp	241	6,001
Preferred Bank, Los Angeles	793	38,294
Premier Financial Bancorp, Inc.	723	11,113
Professional Holdings Corp. (A Shares)	629	9,416
QCR Holdings, Inc.	867	33,622
RBB Bancorp	881	14,625
Red River Bancshares, Inc.	269	12,530
Reliant Bancorp, Inc.	844	17,344
Renasant Corp.	3,109	110,059
Republic Bancorp, Inc., Kentucky Class A	515	18,586
Republic First Bancorp, Inc. (a)	2,341	6,555
Richmond Mutual Bancorp., Inc.	557	7,052
S&T Bancorp, Inc.	2,170	55,118
Salisbury Bancorp, Inc.	128	4,694
Sandy Spring Bancorp, Inc.	2,638	87,661
SB Financial Group, Inc.	358	6,186
Seacoast Banking Corp., Florida (a)	2,973	90,528
Select Bancorp, Inc. New (a)	862	8,137
ServisFirst Bancshares, Inc.	2,760	113,381
Shore Bancshares, Inc.	719	9,527
Sierra Bancorp	776	16,971
Silvergate Capital Corp. (a)	900	83,754
Simmons First National Corp. Class A	6,119	151,139
SmartFinancial, Inc.	806	15,959
South Plains Financial, Inc.	599	11,285
South State Corp.	3,975	277,217
Southern First Bancshares, Inc. (a)	411	16,481
Southern National Bancorp of Virginia, Inc.	1,140	13,760
Southside Bancshares, Inc.	1,801	56,497
Spirit of Texas Bancshares, Inc.	761	13,652
Stock Yards Bancorp, Inc.	1,150	51,980
Summit Financial Group, Inc.	607	12,565
Texas Capital Bancshares, Inc. (a)	2,875	173,133
The Bank of NT Butterfield & Son Ltd.	2,844	86,486
The Bank of Princeton	272	6,343
The First Bancorp, Inc.	549	13,192
Tompkins Financial Corp.	803	53,697
TowneBank	3,761	87,255
Trico Bancshares	1,576	58,785
TriState Capital Holdings, Inc. (a)	1,584	29,066
Triumph Bancorp, Inc. (a)	1,296	74,313
Trustmark Corp.	3,540	97,244
UMB Financial Corp.	2,480	176,006
United Bankshares, Inc., West Virginia	7,035	222,728
United Community Bank, Inc.	4,427	132,057
United Security Bancshares, California	635	4,337
Unity Bancorp, Inc.	431	8,103
Univest Corp. of Pennsylvania	1,721	38,636
Valley National Bancorp	22,591	230,654
Veritex Holdings, Inc.	2,819	72,054
Washington Trust Bancorp, Inc.	970	42,273
WesBanco, Inc.	3,692	107,068
West Bancorp., Inc.	875	18,025
Westamerica Bancorp.	1,479	82,558
		11,122,296
Capital Markets - 1.4%
Artisan Partners Asset Management, Inc.	3,126	151,298
Assetmark Financial Holdings, Inc. (a)	909	20,925
Associated Capital Group, Inc.	77	2,529
B. Riley Financial, Inc.	1,101	53,068
BGC Partners, Inc. Class A	17,293	61,390
Blucora, Inc. (a)	2,689	44,530
BrightSphere Investment Group, Inc.	3,457	63,367
Cohen & Steers, Inc.	1,379	90,325
Cowen Group, Inc. Class A	1,493	37,549
Diamond Hill Investment Group, Inc.	170	25,199
Donnelley Financial Solutions, Inc. (a)	1,696	30,341
Federated Hermes, Inc. Class B (non-vtg.)	5,374	145,098
Focus Financial Partners, Inc. Class A (a)	1,805	85,882
GAMCO Investors, Inc. Class A	260	4,631
Greenhill & Co., Inc.	739	8,580
Hamilton Lane, Inc. Class A	1,829	137,852
Houlihan Lokey	2,924	189,621
Moelis & Co. Class A	3,009	149,577
Oppenheimer Holdings, Inc. Class A (non-vtg.)	521	18,063
Piper Jaffray Companies	1,000	91,330
PJT Partners, Inc.	1,339	92,378
Pzena Investment Management, Inc.	883	7,329
Safeguard Scientifics, Inc. (a)	1,213	8,285
Sculptor Capital Management, Inc. Class A	1,014	17,197
Siebert Financial Corp. (a)	514	4,225
Silvercrest Asset Management Group Class A	599	9,171
StepStone Group, Inc. Class A	1,106	38,843
Stifel Financial Corp.	5,662	293,405
StoneX Group, Inc. (a)	924	49,452
Value Line, Inc.	60	1,848
Virtus Investment Partners, Inc.	417	87,570
Waddell & Reed Financial, Inc. Class A	3,473	87,832
Westwood Holdings Group, Inc.	395	4,677
WisdomTree Investments, Inc.	7,731	41,245
		2,154,612
Consumer Finance - 0.6%
Atlanticus Holdings Corp. (a)	305	7,848
CURO Group Holdings Corp.	1,035	15,039
Encore Capital Group, Inc. (a)	1,780	52,866
Enova International, Inc. (a)	1,993	45,042
EZCORP, Inc. (non-vtg.) Class A (a)	2,682	12,042
First Cash Financial Services, Inc.	2,312	136,131
Green Dot Corp. Class A (a)	2,934	147,375
LendingClub Corp. (a)	3,972	43,096
Navient Corp.	10,226	115,094
Nelnet, Inc. Class A	964	66,314
Oportun Financial Corp. (a)	1,138	18,219
PRA Group, Inc. (a)	2,544	83,876
PROG Holdings, Inc.	3,831	180,747
Regional Management Corp.	467	13,216
World Acceptance Corp. (a)	249	35,712
		972,617
Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.	289	8,260
Alerus Financial Corp.	826	19,874
Banco Latinoamericano de Comercio Exterior SA Series E	1,732	26,396
Cannae Holdings, Inc. (a)	4,899	186,113
GWG Holdings, Inc. (a)	196	1,427
Marlin Business Services Corp.	448	6,384
SWK Holdings Corp. (a)	191	2,600
		251,054
Insurance - 1.8%
AMBAC Financial Group, Inc. (a)	2,533	36,526
American Equity Investment Life Holding Co.	5,142	150,095
Amerisafe, Inc.	1,087	60,329
Argo Group International Holdings, Ltd.	1,821	73,477
BRP Group, Inc. (a)	2,464	57,189
Citizens, Inc. Class A (a)	2,652	16,045
CNO Financial Group, Inc.	7,857	166,647
Crawford & Co. Class A	946	7,199
Donegal Group, Inc. Class A	601	8,336
eHealth, Inc. (a)	1,471	70,387
Employers Holdings, Inc.	1,630	49,715
Enstar Group Ltd. (a)	684	136,944
FBL Financial Group, Inc. Class A	541	30,318
Fednat Holding Co.	555	2,886
Genworth Financial, Inc. Class A (a)	28,369	80,568
Goosehead Insurance	756	101,002
Greenlight Capital Re, Ltd. (a)	1,619	12,159
HCI Group, Inc.	339	18,859
Heritage Insurance Holdings, Inc.	1,416	13,197
Horace Mann Educators Corp.	2,336	91,501
Independence Holding Co.	228	8,780
Investors Title Co.	73	10,439
James River Group Holdings Ltd.	1,695	75,394
Kinsale Capital Group, Inc.	1,209	226,760
MBIA, Inc. (a)	2,727	16,744
National Western Life Group, Inc.	148	26,640
NI Holdings, Inc. (a)	529	8,993
Palomar Holdings, Inc. (a)	1,161	115,624
ProAssurance Corp.	3,015	55,265
ProSight Global, Inc. (a)	462	5,752
Protective Insurance Corp. Class B	426	5,994
RLI Corp.	2,245	217,271
Safety Insurance Group, Inc.	811	59,560
Selective Insurance Group, Inc.	3,351	217,748
Selectquote, Inc.	1,802	38,058
State Auto Financial Corp.	917	15,167
Stewart Information Services Corp.	1,514	70,219
Third Point Reinsurance Ltd. (a)	4,538	41,886
Tiptree, Inc.	1,212	5,902
Trean Insurance Group, Inc. (a)	655	9,753
Trupanion, Inc. (a)	1,719	192,872
United Fire Group, Inc.	1,161	31,974
United Insurance Holdings Corp.	1,131	5,745
Universal Insurance Holdings, Inc.	1,529	20,473
Vericity, Inc.	177	1,575
Watford Holdings Ltd. (a)	980	33,869
		2,701,836
Mortgage Real Estate Investment Trusts - 1.2%
Anworth Mortgage Asset Corp.	5,094	12,429
Apollo Commercial Real Estate Finance, Inc.	7,992	89,351
Arbor Realty Trust, Inc.	6,633	94,587
Ares Commercial Real Estate Corp.	1,742	19,719
Arlington Asset Investment Corp.	1,821	6,592
Armour Residential REIT, Inc.	3,620	40,435
Blackstone Mortgage Trust, Inc.	7,809	208,188
Broadmark Realty Capital, Inc.	7,257	74,675
Capstead Mortgage Corp.	5,240	27,982
Cherry Hill Mortgage Investment Corp.	823	7,242
Chimera Investment Corp.	10,775	108,828
Colony NorthStar Credit Real Estate, Inc.	4,778	37,746
Dynex Capital, Inc.	1,261	22,761
Ellington Financial LLC	2,389	35,739
Ellington Residential Mortgage REIT	617	7,379
Granite Point Mortgage Trust, Inc.	3,208	29,899
Great Ajax Corp.	1,173	11,554
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,195	248,134
Invesco Mortgage Capital, Inc. (b)	10,392	41,984
KKR Real Estate Finance Trust, Inc.	1,614	27,632
Ladder Capital Corp. Class A	5,882	57,820
MFA Financial, Inc.	25,466	92,696
New York Mortgage Trust, Inc.	21,475	80,102
Orchid Island Capital, Inc.	4,190	21,662
PennyMac Mortgage Investment Trust	5,559	95,893
Ready Capital Corp.	2,421	27,551
Redwood Trust, Inc.	6,469	55,504
TPG RE Finance Trust, Inc.	3,324	32,475
Two Harbors Investment Corp.	15,405	93,508
Western Asset Mortgage Capital Corp.	3,067	9,048
		1,719,115
Thrifts & Mortgage Finance - 1.6%
Axos Financial, Inc. (a)	3,256	126,821
Bogota Financial Corp.	297	2,694
Bridgewater Bancshares, Inc. (a)	1,265	16,243
Capitol Federal Financial, Inc.	7,354	91,337
Columbia Financial, Inc. (a)	2,718	41,912
Dime Community Bancshares, Inc.	1,767	28,095
ESSA Bancorp, Inc.	450	6,426
Essent Group Ltd.	6,265	262,065
Farmer Mac Class C (non-vtg.)	519	39,444
Flagstar Bancorp, Inc.	2,761	118,309
FS Bancorp, Inc.	237	12,708
Greene County Bancorp, Inc.	174	4,127
Hingham Institution for Savings	82	17,979
Home Bancorp, Inc.	396	11,151
HomeStreet, Inc.	1,217	44,299
Kearny Financial Corp.	4,684	48,479
Luther Burbank Corp.	951	9,310
Merchants Bancorp/IN	503	14,999
Meridian Bancorp, Inc. Maryland	2,651	40,163
Meta Financial Group, Inc.	1,908	73,706
MMA Capital Management, LLC (a)	221	5,233
Mr. Cooper Group, Inc. (a)	4,339	118,151
NMI Holdings, Inc. (a)	4,704	99,772
Northfield Bancorp, Inc.	2,778	34,336
Northwest Bancshares, Inc.	6,626	84,482
Oconee Federal Financial Corp.	54	1,317
OP Bancorp	703	5,336
PCSB Financial Corp.	804	11,847
PDL Community Bancorp (a)	347	3,269
Pennymac Financial Services, Inc.	2,427	140,766
Pioneer Bancorp, Inc. (a)	583	6,092
Premier Financial Corp.	2,136	59,295
Provident Bancorp, Inc.	957	11,034
Provident Financial Holdings, Inc.	303	4,863
Provident Financial Services, Inc.	4,082	75,599
Prudential Bancorp, Inc.	501	5,917
Radian Group, Inc.	10,856	208,435
Riverview Bancorp, Inc.	1,066	5,554
Security National Financial Corp. Class A	465	3,999
Southern Missouri Bancorp, Inc.	417	12,781
Standard AVB Financial Corp.	212	6,956
Sterling Bancorp, Inc.	894	4,184
Territorial Bancorp, Inc.	421	10,045
Timberland Bancorp, Inc.	414	10,454
Trustco Bank Corp., New York	5,538	34,446
Walker & Dunlop, Inc.	1,610	132,535
Washington Federal, Inc.	4,247	111,186
Waterstone Financial, Inc.	1,218	22,496
Western New England Bancorp, Inc.	1,178	7,551
WSFS Financial Corp.	2,878	123,668
		2,371,866

TOTAL FINANCIALS		21,293,396

HEALTH CARE - 21.2%
Biotechnology - 11.3%
89Bio, Inc. (a)	461	9,358
Abeona Therapeutics, Inc. (a)	3,246	6,200
ADMA Biologics, Inc. (a)	3,914	8,689
Adverum Biotechnologies, Inc. (a)	4,987	61,490
Aeglea BioTherapeutics, Inc. (a)	2,596	18,042
Affimed NV (a)	4,978	28,524
Agenus, Inc. (a)	8,811	32,424
Akebia Therapeutics, Inc. (a)	7,915	25,645
Akero Therapeutics, Inc. (a)	735	21,624
Akouos, Inc. (a)	790	12,577
Albireo Pharma, Inc. (a)	968	35,497
Alector, Inc. (a)	2,645	44,542
Aligos Therapeutics, Inc.	557	15,691
Allakos, Inc. (a)	1,484	197,862
Allogene Therapeutics, Inc. (a)	3,057	106,078
Allovir, Inc. (a)	1,005	36,753
ALX Oncology Holdings, Inc. (a)	555	43,984
Amicus Therapeutics, Inc. (a)	14,621	276,483
AnaptysBio, Inc. (a)	1,232	31,933
Anavex Life Sciences Corp. (a)	2,895	18,181
Anika Therapeutics, Inc. (a)	773	28,609
Annexon, Inc. (a)	861	18,942
Apellis Pharmaceuticals, Inc. (a)	3,398	150,429
Applied Genetic Technologies Corp. (a)	1,431	5,638
Applied Molecular Transport, Inc. (b)	711	24,921
Applied Therapeutics, Inc. (a)	729	15,265
Aprea Therapeutics, Inc. (a)	361	1,993
Aptinyx, Inc. (a)	1,851	6,441
Aravive, Inc. (a)	611	3,208
Arcturus Therapeutics Holdings, Inc. (a)(b)	1,253	90,792
Arcus Biosciences, Inc. (a)	2,395	83,178
Arcutis Biotherapeutics, Inc. (a)	1,158	31,602
Ardelyx, Inc. (a)	4,058	27,554
Arena Pharmaceuticals, Inc. (a)	3,300	244,992
Arrowhead Pharmaceuticals, Inc. (a)	5,697	439,637
Assembly Biosciences, Inc. (a)	1,694	9,453
Atara Biotherapeutics, Inc. (a)	4,298	79,341
Athenex, Inc. (a)	4,040	52,803
Athersys, Inc. (a)	9,762	18,889
Atreca, Inc. (a)	1,626	21,138
AVEO Pharmaceuticals, Inc. (a)	1,219	9,667
Avid Bioservices, Inc. (a)	3,214	46,892
Avidity Biosciences, Inc.	948	21,690
AVROBIO, Inc. (a)	1,692	24,213
Axcella Health, Inc. (a)	1,019	5,543
Aziyo Biologics, Inc.	154	2,492
Beam Therapeutics, Inc.	2,263	218,221
BeyondSpring, Inc. (a)	793	9,627
BioCryst Pharmaceuticals, Inc. (a)	10,034	85,490
Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,726	232,310
BioXcel Therapeutics, Inc. (a)	708	32,795
Black Diamond Therapeutics, Inc. (a)	1,011	25,042
Blueprint Medicines Corp. (a)	3,144	304,182
BrainStorm Cell Therpeutic, Inc. (a)	1,572	9,495
BridgeBio Pharma, Inc. (a)	5,266	298,898
C4 Therapeutics, Inc.	592	21,383
Cabaletta Bio, Inc. (a)	645	8,404
Calithera Biosciences, Inc. (a)	3,684	10,573
Calyxt, Inc. (a)	592	5,257
CareDx, Inc. (a)	2,732	208,807
CASI Pharmaceuticals, Inc. (a)	3,707	12,456
Catabasis Pharmaceuticals, Inc. (a)	952	3,951
Catalyst Biosciences, Inc. (a)	1,355	7,656
Catalyst Pharmaceutical Partners, Inc. (a)	5,481	19,951
Cel-Sci Corp. (a)(b)	1,898	47,355
Cellular Biomedicine Group, Inc. (a)	700	13,720
Centogene NV (a)	469	4,953
Checkmate Pharmaceuticals, Inc.	289	4,523
Checkpoint Therapeutics, Inc. (a)	2,891	9,396
ChemoCentryx, Inc. (a)	2,813	160,369
Chimerix, Inc. (a)	2,805	23,786
Chinook Therapeutics, Inc. (a)	702	9,947
Chinook Therapeutics, Inc. rights (a)(c)	702	35
Cidara Therapeutics, Inc. (a)	2,263	5,544
Clovis Oncology, Inc. (a)(b)	4,741	37,454
Codiak Biosciences, Inc.	322	7,689
CohBar, Inc. (a)	1,889	3,268
Coherus BioSciences, Inc. (a)	3,426	64,409
Concert Pharmaceuticals, Inc. (a)	1,600	16,752
Constellation Pharmaceuticals, Inc. (a)	1,740	57,368
ContraFect Corp. (a)	1,373	6,714
Corbus Pharmaceuticals Holdings, Inc. (a)	4,766	8,722
Cortexyme, Inc. (a)	875	34,318
Crinetics Pharmaceuticals, Inc. (a)	1,430	20,521
Cue Biopharma, Inc. (a)	1,703	23,059
Cyclerion Therapeutics, Inc. (a)	1,140	3,602
Cytokinetics, Inc. (a)	3,723	73,231
CytomX Therapeutics, Inc. (a)	2,812	19,431
Deciphera Pharmaceuticals, Inc. (a)	2,132	94,234
Denali Therapeutics, Inc. (a)	3,571	244,614
DermTech, Inc. (a)	486	19,916
Dicerna Pharmaceuticals, Inc. (a)	3,809	85,588
Dyadic International, Inc. (a)	995	5,542
Dynavax Technologies Corp. (a)	6,080	38,365
Dyne Therapeutics, Inc.	798	15,425
Eagle Pharmaceuticals, Inc. (a)	565	26,369
Editas Medicine, Inc. (a)	3,569	218,958
Eiger Biopharmaceuticals, Inc. (a)	1,747	16,789
Emergent BioSolutions, Inc. (a)	2,562	273,750
Enanta Pharmaceuticals, Inc. (a)	1,094	52,578
Enochian Biosciences, Inc. (a)	732	2,774
Epizyme, Inc. (a)	4,997	54,717
Esperion Therapeutics, Inc. (a)	1,492	46,983
Evelo Biosciences, Inc. (a)	1,104	19,375
Exicure, Inc. (a)	2,981	6,350
Fate Therapeutics, Inc. (a)	4,272	387,171
Fennec Pharmaceuticals, Inc. (a)	1,232	8,870
FibroGen, Inc. (a)	4,780	230,300
Five Prime Therapeutics, Inc. (a)	1,781	29,778
Flexion Therapeutics, Inc. (a)	2,528	30,766
Foghorn Therapeutics, Inc.	403	6,650
Forma Therapeutics Holdings, Inc.	979	37,819
Fortress Biotech, Inc. (a)	3,861	12,317
Frequency Therapeutics, Inc. (a)	1,427	55,639
G1 Therapeutics, Inc. (a)	1,965	47,415
Galectin Therapeutics, Inc. (a)(b)	1,893	3,710
Galera Therapeutics, Inc. (a)	443	4,979
Generation Bio Co.	714	18,800
Genprex, Inc. (a)	1,684	7,527
Geron Corp. (a)(b)	15,925	28,347
GlycoMimetics, Inc. (a)	2,278	8,269
Gossamer Bio, Inc. (a)	3,161	31,926
Gritstone Oncology, Inc. (a)	1,721	31,150
Halozyme Therapeutics, Inc. (a)	7,560	359,780
Harpoon Therapeutics, Inc. (a)	665	12,821
Heron Therapeutics, Inc. (a)	4,999	86,783
Homology Medicines, Inc. (a)	1,930	23,450
Hookipa Pharma, Inc. (a)	633	6,767
iBio, Inc. (a)	10,025	16,040
Ideaya Biosciences, Inc. (a)	869	15,277
IGM Biosciences, Inc. (a)(b)	401	38,231
Immunic, Inc. (a)	314	5,200
ImmunoGen, Inc. (a)	10,438	74,423
Immunome, Inc.	189	2,746
Immunovant, Inc. (a)	2,127	83,017
Inhibrx, Inc. (a)	446	14,138
Inovio Pharmaceuticals, Inc. (a)	9,009	114,865
Inozyme Pharma, Inc. (a)	444	9,342
Insmed, Inc. (a)	5,750	216,143
Intellia Therapeutics, Inc. (a)	2,850	178,467
Intercept Pharmaceuticals, Inc. (a)	1,492	52,578
Invitae Corp. (a)(b)	6,551	324,406
Ironwood Pharmaceuticals, Inc. Class A (a)	9,072	92,716
iTeos Therapeutics, Inc. (a)	639	20,448
Iveric Bio, Inc. (a)	4,385	23,065
Jounce Therapeutics, Inc. (a)	1,051	11,876
Kadmon Holdings, Inc. (a)	9,860	47,328
Kalvista Pharmaceuticals, Inc. (a)	783	11,902
Karuna Therapeutics, Inc. (a)	886	87,918
Karyopharm Therapeutics, Inc. (a)	4,010	61,072
Keros Therapeutics, Inc.	743	42,388
Kezar Life Sciences, Inc. (a)	1,895	10,062
Kindred Biosciences, Inc. (a)	2,349	11,745
Kiniksa Pharmaceuticals Ltd. (a)	1,507	29,673
Kodiak Sciences, Inc. (a)	1,827	230,768
Kronos Bio, Inc.	836	22,982
Krystal Biotech, Inc. (a)	751	52,345
Kura Oncology, Inc. (a)	3,506	105,005
Kymera Therapeutics, Inc. (a)	578	35,807
La Jolla Pharmaceutical Co. (a)	943	5,771
Lexicon Pharmaceuticals, Inc. (a)	2,371	18,755
Ligand Pharmaceuticals, Inc. Class B (a)(b)	820	151,987
LogicBio Therapeutics, Inc. (a)	873	7,036
Macrogenics, Inc. (a)	3,100	63,364
Madrigal Pharmaceuticals, Inc. (a)	489	58,074
Magenta Therapeutics, Inc. (a)	1,103	9,751
MannKind Corp. (a)	12,815	45,109
Marker Therapeutics, Inc. (a)	1,932	3,709
MediciNova, Inc. (a)	2,296	13,248
MEI Pharma, Inc. (a)	6,125	19,784
MeiraGTx Holdings PLC (a)	1,205	17,268
Mersana Therapeutics, Inc. (a)	3,033	57,809
Metacrine, Inc.	401	3,902
Minerva Neurosciences, Inc. (a)	1,957	6,243
Mirati Therapeutics, Inc. (a)	2,430	498,952
Mirum Pharmaceuticals, Inc. (a)	274	4,965
Molecular Templates, Inc. (a)	1,477	16,912
Morphic Holding, Inc. (a)	797	26,827
Mustang Bio, Inc. (a)	2,791	11,638
Myriad Genetics, Inc. (a)	3,991	109,952
NantKwest, Inc. (a)(b)	1,808	34,126
Natera, Inc. (a)	4,294	457,912
Neoleukin Therapeutics, Inc. (a)	1,834	23,108
Neubase Therapeutics, Inc. (a)	990	9,059
Neurobo Pharmaceuticals, Inc. (a)	220	1,126
NextCure, Inc. (a)	918	10,640
Nkarta, Inc. (a)	917	36,368
Novavax, Inc. (a)	3,498	772,848
Nurix Therapeutics, Inc. (a)	666	24,229
Nymox Pharmaceutical Corp. (a)	1,962	4,689
OncoCyte Corp. (a)	3,610	18,483
Oncorus, Inc. (a)	372	8,277
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Opko Health, Inc. (a)(b)	22,493	121,687
Organogenesis Holdings, Inc. Class A (a)	1,404	14,686
Orgenesis, Inc. (a)	1,124	7,317
ORIC Pharmaceuticals, Inc. (a)	1,269	37,207
Ovid Therapeutics, Inc. (a)	2,366	6,648
Oyster Point Pharma, Inc. (a)	303	5,687
Pandion Therapeutics, Inc. (a)	413	7,434
Passage Bio, Inc.	1,417	26,441
PhaseBio Pharmaceuticals, Inc. (a)	727	2,799
Pieris Pharmaceuticals, Inc. (a)	2,788	7,082
PMV Pharmaceuticals, Inc. (b)	780	26,629
Poseida Therapeutics, Inc. (a)	747	6,499
Praxis Precision Medicines, Inc. (b)	638	32,468
Precigen, Inc. (a)	3,758	31,943
Precision BioSciences, Inc. (a)	2,588	31,367
Prelude Therapeutics, Inc.	529	34,359
Protagonist Therapeutics, Inc. (a)	1,835	38,003
Protara Therapeutics, Inc. (a)	214	3,848
Prothena Corp. PLC (a)	1,779	19,943
PTC Therapeutics, Inc. (a)	3,507	202,775
Puma Biotechnology, Inc. (a)	1,822	21,390
Radius Health, Inc. (a)	2,598	48,583
RAPT Therapeutics, Inc. (a)	605	12,052
Recro Pharma, Inc. (a)	874	2,736
REGENXBIO, Inc. (a)	1,934	79,932
Relay Therapeutics, Inc. (a)	1,826	90,533
Replimune Group, Inc. (a)	1,338	51,914
Revolution Medicines, Inc.	2,187	92,160
Rhythm Pharmaceuticals, Inc. (a)	1,905	58,464
Rigel Pharmaceuticals, Inc. (a)	9,863	35,901
Rocket Pharmaceuticals, Inc. (a)	1,929	106,249
Rubius Therapeutics, Inc. (a)	2,035	24,359
Sangamo Therapeutics, Inc. (a)	6,532	89,227
Savara, Inc. (a)	2,357	3,606
Scholar Rock Holding Corp. (a)	1,459	87,044
Selecta Biosciences, Inc. (a)(b)	4,102	16,408
Seres Therapeutics, Inc. (a)	3,146	74,718
Shattuck Labs, Inc.	753	37,356
Soleno Therapeutics, Inc. (a)	3,235	6,341
Solid Biosciences, Inc. (a)	1,622	10,575
Sorrento Therapeutics, Inc. (a)(b)	14,250	180,405
Spectrum Pharmaceuticals, Inc. (a)	8,156	29,280
Spero Therapeutics, Inc. (a)	1,153	20,881
Springworks Therapeutics, Inc. (a)	1,363	113,552
Spruce Biosciences, Inc.	389	8,064
SQZ Biotechnologies Co.	255	6,138
Stoke Therapeutics, Inc. (a)	701	42,817
Sutro Biopharma, Inc. (a)	1,592	35,263
Syndax Pharmaceuticals, Inc. (a)	1,540	30,862
Syros Pharmaceuticals, Inc. (a)	2,380	26,049
Taysha Gene Therapies, Inc.	484	12,584
TCR2 Therapeutics, Inc. (a)	1,441	37,077
TG Therapeutics, Inc. (a)	6,542	315,782
Translate Bio, Inc. (a)	3,888	92,845
Travere Therapeutics, Inc. (a)	2,792	70,498
Turning Point Therapeutics, Inc. (a)	2,112	265,035
Twist Bioscience Corp. (a)	1,859	305,880
Tyme Technologies, Inc. (a)	4,124	7,093
Ultragenyx Pharmaceutical, Inc. (a)	3,556	492,826
UNITY Biotechnology, Inc. (a)	1,968	11,759
UroGen Pharma Ltd. (a)(b)	1,080	23,836
Vanda Pharmaceuticals, Inc. (a)	3,077	44,124
Vaxart, Inc. (a)(b)	2,992	35,844
Vaxcyte, Inc.	1,030	25,266
VBI Vaccines, Inc. (a)	10,283	33,523
Veracyte, Inc. (a)	3,260	184,842
Verastem, Inc. (a)	10,045	19,588
Vericel Corp. (a)	2,589	106,848
Viela Bio, Inc. (a)	1,227	42,552
Viking Therapeutics, Inc. (a)	3,552	25,965
Vir Biotechnology, Inc. (a)(b)	3,047	196,653
Voyager Therapeutics, Inc. (a)	1,452	10,963
vTv Therapeutics, Inc. Class A (a)	620	1,265
X4 Pharmaceuticals, Inc. (a)	912	7,123
Xbiotech, Inc. (a)	837	15,677
Xencor, Inc. (a)	3,133	143,335
XOMA Corp. (a)	361	13,075
Y-mAbs Therapeutics, Inc. (a)	1,722	72,341
Zentalis Pharmaceuticals, Inc.	1,639	62,888
ZIOPHARM Oncology, Inc. (a)	11,833	43,900
		16,783,486
Health Care Equipment & Supplies - 3.4%
Accelerate Diagnostics, Inc. (a)	1,797	18,437
Accuray, Inc. (a)	4,937	24,389
Acutus Medical, Inc. (a)	578	14,964
Alphatec Holdings, Inc. (a)	3,139	46,708
Angiodynamics, Inc. (a)	2,065	38,698
Antares Pharma, Inc. (a)	9,257	40,546
Apyx Medical Corp. (a)	1,860	17,279
Aspira Women's Health, Inc. (a)	4,556	40,640
Atricure, Inc. (a)	2,486	144,760
Atrion Corp.	80	52,118
Avanos Medical, Inc. (a)	2,704	122,491
AxoGen, Inc. (a)	2,088	36,227
Axonics Modulation Technologies, Inc. (a)	1,722	89,027
Bellerophon Therapeutics, Inc. (a)	185	1,280
Beyond Air, Inc. (a)	837	4,955
BioLife Solutions, Inc. (a)	823	31,208
BioSig Technologies, Inc. (a)	1,331	5,896
Cantel Medical Corp.	2,153	170,022
Cardiovascular Systems, Inc. (a)	2,225	100,103
Cerus Corp. (a)	9,386	61,854
Chembio Diagnostics, Inc. (a)	1,171	7,717
Co.-Diagnostics, Inc. (a)	1,479	18,990
CONMED Corp.	1,542	172,550
Cryolife, Inc. (a)	2,136	51,114
CryoPort, Inc. (a)	1,989	135,650
Cutera, Inc. (a)	988	23,919
CytoSorbents Corp. (a)	2,377	24,935
Eargo, Inc. (a)	457	24,029
Electromed, Inc. (a)	359	3,568
Fonar Corp. (a)	326	5,809
Genmark Diagnostics, Inc. (a)	3,960	54,688
Glaukos Corp. (a)	2,419	214,541
Heska Corp. (a)	394	65,940
Inari Medical, Inc.	440	41,985
Inogen, Inc. (a)	1,044	51,083
Integer Holdings Corp. (a)	1,851	136,604
Intersect ENT, Inc. (a)	1,813	40,738
IntriCon Corp. (a)	455	8,340
Invacare Corp.	1,858	17,391
IRadimed Corp. (a)	299	7,397
iRhythm Technologies, Inc. (a)	1,640	276,209
Lantheus Holdings, Inc. (a)	3,749	60,996
Lantheus Holdings, Inc. rights (a)(c)	4,219	0
LeMaitre Vascular, Inc.	955	45,897
LENSAR, Inc. (a)	445	3,111
LivaNova PLC (a)	2,771	174,296
Meridian Bioscience, Inc. (a)	2,415	53,372
Merit Medical Systems, Inc. (a)	3,077	166,620
Mesa Laboratories, Inc.	267	73,996
Milestone Scientific, Inc. (a)	2,495	7,036
Misonix, Inc. (a)	646	8,889
Natus Medical, Inc. (a)	1,914	46,644
Nemaura Medical, Inc. (a)	337	1,432
Neogen Corp. (a)	2,982	241,154
Nevro Corp. (a)	1,927	311,769
NuVasive, Inc. (a)	2,910	156,383
OraSure Technologies, Inc. (a)	4,032	61,407
Orthofix International NV (a)	1,059	42,794
OrthoPediatrics Corp. (a)	731	33,758
Outset Medical, Inc.	570	29,543
PAVmed, Inc. (a)	1,759	3,606
Pulmonx Corp.	663	37,605
Pulse Biosciences, Inc. (a)	769	26,261
Pulse Biosciences, Inc. warrants 5/14/25 (a)	24	664
Quotient Ltd. (a)	4,131	25,034
Repro Medical Systems, Inc. (a)	1,635	6,605
Retractable Technologies, Inc. (a)	795	12,792
Rockwell Medical Technologies, Inc. (a)	4,002	4,802
Seaspine Holdings Corp. (a)	1,447	23,528
Shockwave Medical, Inc. (a)	1,625	188,565
SI-BONE, Inc. (a)	1,655	48,458
Sientra, Inc. (a)	2,809	13,174
Silk Road Medical, Inc. (a)	1,561	85,121
Soliton, Inc. (a)	356	3,866
Staar Surgical Co. (a)	2,610	267,734
Stereotaxis, Inc. (a)	2,615	12,578
Surgalign Holdings, Inc. (a)	2,754	4,627
SurModics, Inc. (a)	752	34,216
Tactile Systems Technology, Inc. (a)	1,042	56,841
Tela Bio, Inc. (a)	441	6,306
TransMedics Group, Inc. (a)	1,430	32,575
Utah Medical Products, Inc.	184	15,947
Vapotherm, Inc. (a)	1,124	38,834
Varex Imaging Corp. (a)	2,124	41,121
Venus Concept, Inc. (a)	949	1,803
ViewRay, Inc. (a)	6,313	28,030
VolitionRx Ltd. (a)	1,746	8,049
Zynex, Inc. (a)	1,092	19,732
		5,012,370
Health Care Providers & Services - 2.8%
1Life Healthcare, Inc. (a)	4,457	225,524
AdaptHealth Corp. (a)	1,415	54,152
Addus HomeCare Corp. (a)	847	95,330
AMN Healthcare Services, Inc. (a)	2,645	190,757
Apollo Medical Holdings, Inc. (a)	1,166	25,652
Avalon GloboCare Corp. (a)	1,391	1,725
Biodesix, Inc. (a)	184	4,449
BioTelemetry, Inc. (a)	1,916	136,917
Brookdale Senior Living, Inc. (a)	10,341	51,085
Castle Biosciences, Inc. (a)	684	45,712
Community Health Systems, Inc. (a)	4,840	45,109
Corvel Corp. (a)	493	48,718
Covetrus, Inc. (a)	6,598	224,794
Cross Country Healthcare, Inc. (a)	2,029	17,774
Enzo Biochem, Inc. (a)	2,486	7,011
Exagen, Inc. (a)	216	3,391
Five Star Senior Living, Inc. (a)	981	7,093
Fulgent Genetics, Inc. (a)(b)	770	85,077
Hanger, Inc. (a)	2,066	42,332
HealthEquity, Inc. (a)	4,273	357,009
InfuSystems Holdings, Inc. (a)	866	15,259
LHC Group, Inc. (a)	1,723	343,256
Magellan Health Services, Inc. (a)	1,360	127,813
MEDNAX, Inc. (a)	4,183	114,070
Modivcare, Inc. (a)	691	109,572
National Healthcare Corp.	692	44,323
National Research Corp. Class A	725	32,843
Ontrak, Inc. (a)	458	36,315
Option Care Health, Inc. (a)	2,480	45,830
Owens & Minor, Inc.	4,127	120,013
Patterson Companies, Inc.	4,814	152,508
Pennant Group, Inc. (a)	1,440	77,429
PetIQ, Inc. Class A (a)	1,220	42,285
Progenity, Inc.	204	1,404
Progyny, Inc. (a)	1,518	70,997
R1 RCM, Inc. (a)	6,161	155,442
RadNet, Inc. (a)	2,453	43,933
Select Medical Holdings Corp. (a)	6,153	158,132
Sharps Compliance Corp. (a)	911	12,043
Surgery Partners, Inc. (a)	1,273	47,457
Tenet Healthcare Corp. (a)	5,928	280,217
The Ensign Group, Inc.	2,932	229,517
The Joint Corp. (a)	794	25,829
Tivity Health, Inc. (a)	2,453	55,315
Triple-S Management Corp. (a)	1,312	30,740
U.S. Physical Therapy, Inc.	715	86,043
Viemed Healthcare, Inc. (a)	2,032	17,019
		4,145,215
Health Care Technology - 1.3%
Accolade, Inc. (a)(b)	749	37,967
Allscripts Healthcare Solutions, Inc. (a)	8,885	146,603
Computer Programs & Systems, Inc.	779	23,978
Evolent Health, Inc. (a)	4,291	73,247
Health Catalyst, Inc. (a)	1,918	95,286
HealthStream, Inc. (a)	1,454	33,849
HMS Holdings Corp. (a)	5,009	184,431
iCAD, Inc. (a)	1,118	16,982
Inovalon Holdings, Inc. Class A (a)	4,201	102,504
Inspire Medical Systems, Inc. (a)	1,488	299,847
NantHealth, Inc. (a)	1,365	5,760
Nextgen Healthcare, Inc. (a)	3,178	62,861
Omnicell, Inc. (a)	2,413	284,251
OptimizeRx Corp. (a)	847	38,234
Phreesia, Inc. (a)	1,894	123,659
Schrodinger, Inc.	1,710	154,464
Simulations Plus, Inc.	795	62,916
Tabula Rasa HealthCare, Inc. (a)(b)	1,199	68,091
Vocera Communications, Inc. (a)	1,848	81,220
		1,896,150
Life Sciences Tools & Services - 0.9%
Champions Oncology, Inc. (a)	395	4,337
ChromaDex, Inc. (a)	2,267	10,746
Codexis, Inc. (a)	3,048	70,988
Fluidigm Corp. (a)	4,239	27,469
Harvard Bioscience, Inc. (a)	2,370	10,997
Luminex Corp.	2,445	68,680
Medpace Holdings, Inc. (a)	1,569	208,348
Nanostring Technologies, Inc. (a)	2,509	175,705
NeoGenomics, Inc. (a)	5,951	315,522
Pacific Biosciences of California, Inc. (a)	10,039	324,762
Personalis, Inc. (a)	1,373	52,819
Quanterix Corp. (a)	1,197	77,494
		1,347,867
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc. (a)	4,998	10,996
Aerie Pharmaceuticals, Inc. (a)	2,106	36,202
Agile Therapeutics, Inc. (a)	3,765	10,617
Amneal Pharmaceuticals, Inc. (a)	5,600	26,936
Amphastar Pharmaceuticals, Inc. (a)	2,092	38,033
ANI Pharmaceuticals, Inc. (a)	494	14,099
Aquestive Therapeutics, Inc. (a)	994	5,258
Arvinas Holding Co. LLC (a)	1,962	148,013
Atea Pharmaceuticals, Inc.	829	60,517
Athira Pharma, Inc.	710	15,137
Avenue Therapeutics, Inc. (a)	327	1,936
Axsome Therapeutics, Inc. (a)	1,560	106,220
Aytu BioScience, Inc. (a)	124	885
Biodelivery Sciences International, Inc. (a)	4,974	19,150
Cara Therapeutics, Inc. (a)	2,353	44,001
Cassava Sciences, Inc. (a)(b)	1,870	37,063
Cerecor, Inc. (a)	2,023	6,372
Chiasma, Inc. (a)	2,822	11,175
Collegium Pharmaceutical, Inc. (a)	1,949	47,049
Corcept Therapeutics, Inc. (a)	5,549	156,815
CorMedix, Inc. (a)	1,858	16,258
CymaBay Therapeutics, Inc. (a)	3,978	21,282
Durect Corp. (a)	11,645	23,989
Eloxx Pharmaceuticals, Inc. (a)	1,331	4,579
Endo International PLC (a)	12,799	93,177
Eton Pharmaceuticals, Inc. (a)	1,051	9,375
Evofem Biosciences, Inc. (a)(b)	4,300	11,309
Evolus, Inc. (a)	1,133	7,659
Fulcrum Therapeutics, Inc. (a)	769	8,505
Graybug Vision, Inc.	362	11,095
Harmony Biosciences Holdings, Inc. (a)	332	11,906
Harrow Health, Inc. (a)	1,304	11,736
IMARA, Inc.	417	5,429
Innoviva, Inc. (a)	3,631	43,608
Intra-Cellular Therapies, Inc. (a)	3,773	121,302
Kala Pharmaceuticals, Inc. (a)	2,246	16,688
Kaleido Biosciences, Inc. (a)	643	9,613
Lannett Co., Inc. (a)	1,925	14,919
Liquidia Technologies, Inc. (a)	1,488	4,077
Lyra Therapeutics, Inc.	389	4,112
Marinus Pharmaceuticals, Inc. (a)	1,367	16,992
NGM Biopharmaceuticals, Inc. (a)	1,356	34,795
Ocular Therapeutix, Inc. (a)	3,930	71,330
Odonate Therapeutics, Inc. (a)	884	20,429
Omeros Corp. (a)(b)	3,364	65,463
OptiNose, Inc. (a)	1,899	7,558
Osmotica Pharmaceuticals PLC (a)	737	3,073
Pacira Biosciences, Inc. (a)	2,426	160,310
Paratek Pharmaceuticals, Inc. (a)	2,523	16,374
Phathom Pharmaceuticals, Inc. (a)	614	23,639
Phibro Animal Health Corp. Class A	1,138	23,602
Pliant Therapeutics, Inc.	572	14,077
Prestige Brands Holdings, Inc. (a)	2,835	113,400
Provention Bio, Inc. (a)	2,698	37,151
Relmada Therapeutics, Inc. (a)	799	26,111
Revance Therapeutics, Inc. (a)	3,578	91,024
Satsuma Pharmaceuticals, Inc. (a)	457	2,660
scPharmaceuticals, Inc. (a)	536	3,398
SIGA Technologies, Inc. (a)	2,893	18,689
Strongbridge Biopharma PLC (a)	2,512	6,782
Supernus Pharmaceuticals, Inc. (a)	2,752	80,881
Tarsus Pharmaceuticals, Inc. (a)	337	12,705
TherapeuticsMD, Inc. (a)(b)	14,231	23,481
Theravance Biopharma, Inc. (a)	2,648	49,359
Tricida, Inc. (a)	1,513	9,956
Verrica Pharmaceuticals, Inc. (a)	604	7,097
Vyne Therapeutics, Inc. (a)	8,035	15,909
WAVE Life Sciences (a)	1,826	18,570
Xeris Pharmaceuticals, Inc. (a)	2,664	13,533
Zogenix, Inc. (a)	3,180	60,293
		2,295,733

TOTAL HEALTH CARE		31,480,821

INDUSTRIALS - 15.2%
Aerospace & Defense - 0.8%
AAR Corp.	1,908	64,013
Aerojet Rocketdyne Holdings, Inc.	4,117	214,249
AeroVironment, Inc. (a)	1,228	140,938
Astronics Corp. (a)	1,288	16,048
Cubic Corp.	1,780	108,900
Ducommun, Inc. (a)	617	30,443
Kaman Corp.	1,552	78,159
Kratos Defense & Security Solutions, Inc. (a)	6,931	183,949
Maxar Technologies, Inc.	3,472	145,373
Moog, Inc. Class A	1,678	123,954
National Presto Industries, Inc.	292	26,108
PAE, Inc. (a)	3,315	27,515
Park Aerospace Corp.	1,018	13,519
Parsons Corp. (a)	1,269	45,253
Triumph Group, Inc.	2,953	31,981
Vectrus, Inc. (a)	634	32,588
		1,282,990
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	3,334	84,717
Atlas Air Worldwide Holdings, Inc. (a)	1,460	75,657
Echo Global Logistics, Inc. (a)	1,485	39,100
Forward Air Corp.	1,546	110,833
Hub Group, Inc. Class A (a)	1,853	97,523
Radiant Logistics, Inc. (a)	2,138	12,400
		420,230
Airlines - 0.3%
Allegiant Travel Co.	741	134,484
Hawaiian Holdings, Inc.	2,530	49,512
Mesa Air Group, Inc. (a)	1,626	10,618
SkyWest, Inc.	2,769	107,963
Spirit Airlines, Inc. (a)	5,577	144,667
		447,244
Building Products - 1.6%
AAON, Inc.	2,325	172,050
Advanced Drain Systems, Inc.	3,197	263,689
Alpha PRO Tech Ltd. (a)	697	9,953
American Woodmark Corp. (a)	957	82,790
Apogee Enterprises, Inc.	1,467	51,492
Builders FirstSource, Inc. (a)	11,572	442,629
Caesarstone Sdot-Yam Ltd.	1,238	15,574
Cornerstone Building Brands, Inc. (a)	2,502	28,473
CSW Industrials, Inc.	774	90,186
Gibraltar Industries, Inc. (a)	1,854	166,174
Griffon Corp.	2,479	55,678
Insteel Industries, Inc.	1,046	26,401
Jeld-Wen Holding, Inc. (a)	3,809	98,996
Masonite International Corp. (a)	1,381	137,410
PGT Innovations, Inc. (a)	3,270	67,722
Quanex Building Products Corp.	1,883	41,407
Resideo Technologies, Inc. (a)	8,005	184,916
Simpson Manufacturing Co. Ltd.	2,471	227,332
UFP Industries, Inc.	3,383	182,479
		2,345,351
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	3,800	139,612
ACCO Brands Corp.	5,270	42,634
Brady Corp. Class A	2,665	122,350
BrightView Holdings, Inc. (a)	2,359	33,451
Casella Waste Systems, Inc. Class A (a)	2,783	159,299
CECO Environmental Corp. (a)	1,749	12,121
Cimpress PLC (a)	1,002	91,573
CompX International, Inc. Class A	124	1,730
CoreCivic, Inc.	6,885	48,952
Covanta Holding Corp.	6,702	94,833
Deluxe Corp.	2,350	79,642
Ennis, Inc.	1,468	26,718
Harsco Corp. (a)	4,427	73,621
Healthcare Services Group, Inc.	4,245	137,623
Heritage-Crystal Clean, Inc. (a)	836	18,141
Herman Miller, Inc.	3,327	113,950
HNI Corp.	2,410	77,747
IBEX Ltd. (a)	300	5,526
Interface, Inc.	3,355	33,684
KAR Auction Services, Inc.	7,312	134,980
Kimball International, Inc. Class B	1,978	23,914
Knoll, Inc.	2,794	41,798
Matthews International Corp. Class A	1,737	53,031
McGrath RentCorp.	1,369	95,543
Montrose Environmental Group, Inc. (a)	650	24,037
NL Industries, Inc.	581	2,620
PICO Holdings, Inc. (a)	900	7,740
Pitney Bowes, Inc.	9,758	91,140
Quad/Graphics, Inc.	1,880	8,798
SP Plus Corp. (a)	1,275	36,975
Steelcase, Inc. Class A	4,884	63,150
Team, Inc. (a)	1,638	16,183
Tetra Tech, Inc.	3,055	371,396
The Brink's Co.	2,799	190,696
U.S. Ecology, Inc.	1,767	58,311
UniFirst Corp.	857	182,370
Viad Corp.	1,146	39,537
VSE Corp.	512	17,715
		2,773,141
Construction & Engineering - 1.4%
Aegion Corp. (a)	1,729	31,762
Ameresco, Inc. Class A (a)	1,409	79,031
API Group Corp. (a)(d)	7,949	142,367
Arcosa, Inc.	2,753	153,590
Argan, Inc.	823	35,578
Comfort Systems U.S.A., Inc.	2,033	112,689
Concrete Pumping Holdings, Inc. (a)	1,380	7,535
Construction Partners, Inc. Class A (a)	1,526	43,369
Dycom Industries, Inc. (a)	1,742	141,346
EMCOR Group, Inc.	3,069	270,993
Fluor Corp.	7,976	137,905
Granite Construction, Inc.	2,640	78,170
Great Lakes Dredge & Dock Corp. (a)	3,662	49,913
HC2 Holdings, Inc. (a)	2,955	10,313
IES Holdings, Inc. (a)	447	20,330
MasTec, Inc. (a)	3,212	247,806
Matrix Service Co. (a)	1,507	17,768
MYR Group, Inc. (a)	954	53,052
Northwest Pipe Co. (a)	539	16,305
NV5 Global, Inc. (a)	639	55,804
Primoris Services Corp.	2,729	79,428
Sterling Construction Co., Inc. (a)	1,564	32,015
Tutor Perini Corp. (a)	2,313	34,464
Willscot Mobile Mini Holdings (a)	9,126	216,377
		2,067,910
Electrical Equipment - 2.2%
Allied Motion Technologies, Inc.	420	19,005
American Superconductor Corp. (a)	1,558	38,514
Atkore International Group, Inc. (a)	2,685	119,107
AZZ, Inc.	1,466	69,767
Bloom Energy Corp. Class A (a)	5,037	175,842
Encore Wire Corp.	1,151	66,470
EnerSys	2,404	197,681
FuelCell Energy, Inc. (a)(b)	16,333	339,073
LSI Industries, Inc.	1,424	13,678
Orion Energy Systems, Inc. (a)	1,626	15,919
Plug Power, Inc. (a)	22,557	1,424,904
Powell Industries, Inc.	491	14,077
Preformed Line Products Co.	174	11,186
Sunrun, Inc. (a)	8,535	591,219
Thermon Group Holdings, Inc. (a)	1,851	27,006
TPI Composites, Inc. (a)	1,752	104,962
Ultralife Corp. (a)	485	2,847
Vicor Corp. (a)	1,103	95,454
		3,326,711
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,993	64,314
Machinery - 3.5%
Alamo Group, Inc.	557	77,752
Albany International Corp. Class A	1,743	121,173
Altra Industrial Motion Corp.	3,671	188,726
Astec Industries, Inc.	1,269	75,467
Barnes Group, Inc.	2,643	127,049
Blue Bird Corp. (a)	861	17,651
Chart Industries, Inc. (a)	2,053	246,586
CIRCOR International, Inc. (a)	1,132	36,190
Columbus McKinnon Corp. (NY Shares)	1,279	55,240
Douglas Dynamics, Inc.	1,235	50,388
Eastern Co.	269	6,332
Energy Recovery, Inc. (a)	2,335	32,316
Enerpac Tool Group Corp. Class A	3,068	62,188
EnPro Industries, Inc.	1,153	83,235
ESCO Technologies, Inc.	1,444	137,296
Evoqua Water Technologies Corp. (a)	5,188	141,373
ExOne Co. (a)(b)	738	20,472
Federal Signal Corp.	3,383	110,590
Franklin Electric Co., Inc.	2,601	180,561
Gencor Industries, Inc. (a)	496	6,354
Gorman-Rupp Co.	964	30,366
Graham Corp.	460	6,790
Greenbrier Companies, Inc.	1,821	65,884
Helios Technologies, Inc.	1,756	95,790
Hillenbrand, Inc.	4,196	172,456
Hurco Companies, Inc.	313	9,208
Hyster-Yale Materials Handling Class A	558	50,058
John Bean Technologies Corp.	1,775	205,687
Kadant, Inc.	646	92,346
Kennametal, Inc.	4,709	178,377
L.B. Foster Co. Class A (a)	581	8,802
Lindsay Corp.	612	85,576
Luxfer Holdings PLC sponsored	1,525	25,117
Lydall, Inc. (a)	948	28,535
Manitowoc Co., Inc. (a)	1,957	25,715
Mayville Engineering Co., Inc. (a)	408	5,712
Meritor, Inc. (a)	3,906	100,814
Miller Industries, Inc.	663	26,440
Mueller Industries, Inc.	3,121	106,582
Mueller Water Products, Inc. Class A	8,820	105,752
Navistar International Corp. (a)	2,828	124,432
NN, Inc. (a)	2,311	13,935
Omega Flex, Inc.	164	30,340
Park-Ohio Holdings Corp.	463	13,052
Proto Labs, Inc. (a)	1,518	321,512
RBC Bearings, Inc. (a)	1,394	233,258
REV Group, Inc.	1,515	15,650
Rexnord Corp.	6,804	257,599
SPX Corp. (a)	2,439	126,121
SPX Flow, Inc. (a)	2,430	128,717
Standex International Corp.	673	55,125
Tennant Co.	1,029	69,715
Terex Corp.	3,819	136,567
The Shyft Group, Inc.	1,960	59,192
TriMas Corp. (a)	2,326	73,618
Wabash National Corp.	2,998	47,818
Watts Water Technologies, Inc. Class A	1,551	186,229
Welbilt, Inc. (a)	7,323	94,540
		5,190,366
Marine - 0.2%
Costamare, Inc.	2,808	22,464
Eagle Bulk Shipping, Inc. (a)	340	6,654
Genco Shipping & Trading Ltd.	927	7,333
Matson, Inc.	2,425	145,015
Pangaea Logistics Solutions Ltd.	586	1,629
Safe Bulkers, Inc. (a)	3,135	5,455
Scorpio Bulkers, Inc.	493	7,942
SEACOR Holdings, Inc. (a)	1,086	45,330
		241,822
Professional Services - 1.2%
Acacia Research Corp. (a)	2,616	14,650
ASGN, Inc. (a)	2,886	239,278
Barrett Business Services, Inc.	429	27,048
BG Staffing, Inc.	579	7,307
CBIZ, Inc. (a)	2,892	74,932
CRA International, Inc.	439	23,359
Exponent, Inc.	2,914	240,638
Forrester Research, Inc. (a)	630	24,986
Franklin Covey Co. (a)	665	15,993
GP Strategies Corp. (a)	747	9,024
Heidrick & Struggles International, Inc.	1,080	31,493
Huron Consulting Group, Inc. (a)	1,281	67,842
ICF International, Inc.	1,033	79,675
Insperity, Inc.	2,037	159,884
Kelly Services, Inc. Class A (non-vtg.)	1,898	37,049
Kforce, Inc.	1,128	48,109
Korn Ferry	3,093	141,041
Mastech Digital, Inc. (a)	200	3,262
MISTRAS Group, Inc. (a)	1,061	7,332
Red Violet, Inc. (a)	399	8,938
Resources Connection, Inc.	1,610	18,579
TriNet Group, Inc. (a)	2,333	172,899
TrueBlue, Inc. (a)	1,950	36,251
Upwork, Inc. (a)	5,272	218,524
Willdan Group, Inc. (a)	585	26,144
		1,734,237
Road & Rail - 0.5%
ArcBest Corp.	1,438	66,651
Avis Budget Group, Inc. (a)	2,982	123,276
Covenant Transport Group, Inc. Class A (a)	711	10,729
Daseke, Inc. (a)	2,626	13,813
Heartland Express, Inc.	2,706	50,792
Marten Transport Ltd.	3,356	53,193
P.A.M. Transportation Services, Inc. (a)	110	5,682
Saia, Inc. (a)	1,493	263,888
U.S. Xpress Enterprises, Inc. (a)	1,271	8,579
Universal Logistics Holdings, Inc.	432	9,158
Werner Enterprises, Inc.	3,457	135,653
		741,414
Trading Companies & Distributors - 1.3%
Alta Equipment Group, Inc. (a)	880	8,351
Applied Industrial Technologies, Inc.	2,195	154,506
Beacon Roofing Supply, Inc. (a)	3,103	123,406
Boise Cascade Co.	2,227	106,072
CAI International, Inc.	932	30,262
DXP Enterprises, Inc. (a)	926	21,474
EVI Industries, Inc. (a)	297	10,665
GATX Corp.	1,962	182,074
General Finance Corp. (a)	610	4,502
GMS, Inc. (a)	2,377	68,909
H&E Equipment Services, Inc.	1,785	49,052
Herc Holdings, Inc. (a)	1,379	88,228
Lawson Products, Inc. (a)	249	12,348
MRC Global, Inc. (a)	4,500	31,095
Nesco Holdings, Inc. Class A (a)	693	5,281
NOW, Inc. (a)	6,260	51,895
Rush Enterprises, Inc.:
Class A	2,490	104,555
Class B	210	8,133
SiteOne Landscape Supply, Inc. (a)	2,495	393,412
Systemax, Inc.	721	27,708
Textainer Group Holdings Ltd. (a)	2,820	51,070
Titan Machinery, Inc. (a)	1,166	24,836
Transcat, Inc. (a)	401	14,665
Triton International Ltd.	3,439	159,363
Veritiv Corp. (a)	700	12,824
WESCO International, Inc. (a)	2,794	212,651
Willis Lease Finance Corp. (a)	174	4,823
		1,962,160

TOTAL INDUSTRIALS		22,597,890

INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 0.9%
Acacia Communications, Inc. (a)	2,209	252,710
ADTRAN, Inc.	2,678	46,062
Applied Optoelectronics, Inc. (a)	1,292	14,225
CalAmp Corp. (a)	1,929	19,309
Calix Networks, Inc. (a)	2,992	90,358
Cambium Networks Corp. (a)	313	11,503
Casa Systems, Inc. (a)	1,811	13,963
Clearfield, Inc. (a)	658	20,609
Comtech Telecommunications Corp.	1,358	28,980
Digi International, Inc. (a)	1,616	29,848
DZS, Inc. (a)	703	10,826
Extreme Networks, Inc. (a)	6,862	55,514
Genasys, Inc. (a)	2,086	15,520
Harmonic, Inc. (a)	5,498	42,664
Infinera Corp. (a)	9,267	91,280
Inseego Corp. (a)(b)	3,958	72,669
KVH Industries, Inc. (a)	887	11,096
NETGEAR, Inc. (a)	1,701	70,404
NetScout Systems, Inc. (a)	3,977	116,268
PC-Tel, Inc.	1,029	7,573
Plantronics, Inc.	1,968	62,425
Resonant, Inc. (a)(b)	3,346	18,972
Ribbon Communications, Inc. (a)	3,953	28,896
Viavi Solutions, Inc. (a)	12,975	200,464
		1,332,138
Electronic Equipment & Components - 2.1%
Akoustis Technologies, Inc. (a)	1,896	28,592
Arlo Technologies, Inc. (a)	4,521	38,022
Badger Meter, Inc.	1,654	151,688
Bel Fuse, Inc. Class B (non-vtg.)	584	8,515
Belden, Inc.	2,488	117,533
Benchmark Electronics, Inc.	2,009	50,888
CTS Corp.	1,814	55,327
Daktronics, Inc.	1,791	8,597
ePlus, Inc. (a)	750	63,030
Fabrinet (a)	2,083	164,432
FARO Technologies, Inc. (a)	1,005	70,923
II-VI, Inc. (a)	5,829	490,044
Insight Enterprises, Inc. (a)	1,968	149,765
Intellicheck, Inc. (a)	1,131	13,097
Iteris, Inc. (a)	2,333	15,188
Itron, Inc. (a)	2,275	195,696
Kimball Electronics, Inc. (a)	1,325	25,400
Knowles Corp. (a)	5,056	97,530
Luna Innovations, Inc. (a)	1,723	18,315
Methode Electronics, Inc. Class A	2,066	77,992
MTS Systems Corp.	1,094	64,043
Napco Security Technolgies, Inc. (a)	669	17,340
nLIGHT, Inc. (a)	1,992	63,107
Novanta, Inc. (a)	1,936	241,845
OSI Systems, Inc. (a)	963	86,689
Par Technology Corp. (a)	1,075	66,930
PC Connection, Inc.	615	30,190
Plexus Corp. (a)	1,628	125,226
Powerfleet, Inc. (a)	1,568	11,133
Research Frontiers, Inc. (a)	1,329	5,389
Rogers Corp. (a)	1,058	165,122
Sanmina Corp. (a)	3,597	111,867
ScanSource, Inc. (a)	1,402	33,914
TTM Technologies, Inc. (a)	5,588	74,935
Vishay Intertechnology, Inc.	7,491	161,431
Vishay Precision Group, Inc. (a)	675	21,593
Wrap Technologies, Inc. (a)	624	3,469
		3,124,797
IT Services - 1.9%
BM Technologies, Inc.	234	3,049
Brightcove, Inc. (a)	2,304	37,901
Cardtronics PLC (a)	2,025	78,671
Cass Information Systems, Inc.	803	32,602
Conduent, Inc. (a)	9,339	45,014
CSG Systems International, Inc.	1,834	79,027
Endurance International Group Holdings, Inc. (a)	3,758	35,626
EVERTEC, Inc.	3,424	118,813
EVO Payments, Inc. Class A (a)	2,341	53,749
ExlService Holdings, Inc. (a)	1,887	144,695
GreenSky, Inc. Class A (a)	3,553	17,516
Grid Dynamics Holdings, Inc. (a)	1,509	19,617
GTT Communications, Inc. (a)	1,635	7,603
Hackett Group, Inc.	1,349	18,373
i3 Verticals, Inc. Class A (a)	1,069	31,022
Information Services Group, Inc. (a)	1,884	6,651
International Money Express, Inc. (a)	1,742	24,876
KBR, Inc.	8,087	234,927
Limelight Networks, Inc. (a)	6,640	30,245
Liveramp Holdings, Inc. (a)	3,638	275,433
ManTech International Corp. Class A	1,542	138,302
Maximus, Inc.	3,461	259,783
MoneyGram International, Inc. (a)	3,588	27,520
NIC, Inc.	3,736	100,573
Paysign, Inc. (a)	1,820	8,518
Perficient, Inc. (a)	1,838	100,373
Perspecta, Inc.	7,886	228,300
PFSweb, Inc. (a)	986	6,774
Priority Technology Holdings, Inc. (a)	521	4,085
Rackspace Technology, Inc. (a)	1,909	44,117
Repay Holdings Corp. (a)	3,477	77,016
ServiceSource International, Inc. (a)	5,072	7,963
StarTek, Inc. (a)	897	7,840
Sykes Enterprises, Inc. (a)	2,151	83,007
Ttec Holdings, Inc.	1,035	78,225
Tucows, Inc. (a)(b)	523	41,788
Unisys Corp. (a)	3,494	83,472
Verra Mobility Corp. (a)	7,575	96,960
Virtusa Corp. (a)	1,669	85,202
		2,775,228
Semiconductors& Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc.	2,159	221,470
Alpha & Omega Semiconductor Ltd. (a)	1,206	34,660
Ambarella, Inc. (a)	1,875	176,925
Amkor Technology, Inc.	5,649	87,672
Atomera, Inc. (a)	1,052	30,213
Axcelis Technologies, Inc. (a)	1,885	64,542
AXT, Inc. (a)	2,279	23,542
Brooks Automation, Inc.	4,130	312,889
Ceva, Inc. (a)	1,246	73,252
CMC Materials, Inc.	1,645	242,325
Cohu, Inc.	2,340	95,191
CyberOptics Corp. (a)	381	9,216
Diodes, Inc. (a)	2,438	172,562
DSP Group, Inc. (a)	1,223	19,727
FormFactor, Inc. (a)	4,399	179,787
GSI Technology, Inc. (a)	896	6,433
Ichor Holdings Ltd. (a)	1,291	46,605
Impinj, Inc. (a)	969	51,328
Lattice Semiconductor Corp. (a)	7,747	310,732
MACOM Technology Solutions Holdings, Inc. (a)	2,670	151,816
Maxeon Solar Technologies Ltd. (a)(b)	548	22,249
MaxLinear, Inc. Class A (a)	3,900	122,421
NeoPhotonics Corp. (a)	2,865	31,916
NVE Corp.	259	16,548
Onto Innovation, Inc. (a)	2,701	145,989
PDF Solutions, Inc. (a)	1,620	31,298
Photronics, Inc. (a)	3,603	39,993
Pixelworks, Inc. (a)	2,285	6,992
Power Integrations, Inc.	3,342	269,198
Rambus, Inc. (a)	6,375	121,093
Semtech Corp. (a)	3,655	259,322
Silicon Laboratories, Inc. (a)	2,451	321,498
SiTime Corp. (a)	524	63,954
SMART Global Holdings, Inc. (a)	798	29,646
SunPower Corp. (a)(b)	4,345	234,673
Synaptics, Inc. (a)	1,960	194,471
Ultra Clean Holdings, Inc. (a)	2,276	87,854
Veeco Instruments, Inc. (a)	2,739	50,562
		4,360,564
Software - 5.9%
8x8, Inc. (a)	5,985	210,971
A10 Networks, Inc. (a)	3,487	34,626
ACI Worldwide, Inc. (a)	6,490	249,151
Agilysys, Inc. (a)	1,088	40,028
Alarm.com Holdings, Inc. (a)	2,707	251,534
Altair Engineering, Inc. Class A (a)	2,457	137,420
American Software, Inc. Class A	1,685	32,369
AppFolio, Inc. (a)	931	142,266
Appian Corp. Class A (a)(b)	2,020	441,289
Asure Software, Inc. (a)	745	6,094
Avaya Holdings Corp. (a)	4,674	103,950
Benefitfocus, Inc. (a)	1,572	19,336
Blackbaud, Inc.	2,801	186,238
BlackLine, Inc. (a)	2,900	375,898
Bottomline Technologies, Inc. (a)	2,526	120,692
Box, Inc. Class A (a)	8,051	139,604
Cerence, Inc. (a)	2,089	233,780
ChannelAdvisor Corp. (a)	1,625	33,313
Cloudera, Inc. (a)	11,657	178,002
CommVault Systems, Inc. (a)	2,406	151,049
Cornerstone OnDemand, Inc. (a)	3,490	142,741
Digimarc Corp. (a)(b)	669	25,997
Digital Turbine, Inc. (a)	4,789	273,979
Domo, Inc. Class B (a)	1,482	93,944
Ebix, Inc.	1,519	79,094
eGain Communications Corp. (a)	1,174	12,914
Envestnet, Inc. (a)	3,017	231,494
GTY Technology Holdings, Inc. (a)	2,585	19,439
Intelligent Systems Corp. (a)	426	17,249
InterDigital, Inc.	1,714	110,056
j2 Global, Inc. (a)	2,460	252,494
LivePerson, Inc. (a)	3,538	224,168
MicroStrategy, Inc. Class A (a)(b)	416	256,801
Mimecast Ltd. (a)	3,269	140,763
Mitek Systems, Inc. (a)	2,398	38,728
Model N, Inc. (a)	1,947	66,159
Onespan, Inc. (a)	1,908	44,495
Park City Group, Inc. (a)	641	3,872
Ping Identity Holding Corp. (a)	2,103	62,901
Progress Software Corp.	2,533	101,776
PROS Holdings, Inc. (a)	2,215	93,340
Q2 Holdings, Inc. (a)	2,857	365,667
QAD, Inc. Class A	671	43,474
Qualys, Inc. (a)	1,934	267,801
Rapid7, Inc. (a)	2,945	255,685
Rimini Street, Inc. (a)	1,380	9,729
SailPoint Technologies Holding, Inc. (a)	5,017	277,490
Sapiens International Corp. NV	1,568	51,211
SeaChange International, Inc. (a)	1,632	1,926
SecureWorks Corp. (a)	480	6,643
ShotSpotter, Inc. (a)	460	21,155
Smith Micro Software, Inc. (a)	2,049	13,032
Sprout Social, Inc. (a)	1,592	105,072
SPS Commerce, Inc. (a)	2,030	200,747
Sumo Logic, Inc. (b)	798	27,459
SVMK, Inc. (a)	6,983	176,041
Synchronoss Technologies, Inc. (a)	2,258	11,380
TeleNav, Inc. (a)	2,031	9,668
Tenable Holdings, Inc. (a)	4,056	200,731
Upland Software, Inc. (a)	1,517	72,346
Varonis Systems, Inc. (a)	1,771	313,060
Verint Systems, Inc. (a)	3,689	272,359
Veritone, Inc. (a)	1,336	52,465
VirnetX Holding Corp.(b)	3,663	22,161
Workiva, Inc. (a)	2,263	220,575
Xperi Holding Corp.	5,904	113,711
Yext, Inc. (a)	5,851	98,706
Zix Corp. (a)	3,144	25,624
Zuora, Inc. (a)	5,678	83,751
		8,699,683
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)	6,852	243,520
Avid Technology, Inc. (a)	1,777	30,280
Corsair Gaming, Inc.	1,283	48,472
Diebold Nixdorf, Inc. (a)	3,973	54,271
Eastman Kodak Co. (a)(b)	893	8,564
Immersion Corp. (a)	1,015	12,840
Intevac, Inc. (a)	1,210	8,107
Quantum Corp. (a)	1,736	12,378
Super Micro Computer, Inc. (a)	2,507	77,717
		496,149

TOTAL INFORMATION TECHNOLOGY		20,788,559

MATERIALS - 3.8%
Chemicals - 1.6%
Advanced Emissions Solutions, Inc.	715	3,625
AdvanSix, Inc. (a)	1,544	32,918
AgroFresh Solutions, Inc. (a)	1,525	2,989
American Vanguard Corp.	1,611	26,662
Amyris, Inc. (a)	6,017	56,560
Avient Corp.	5,176	198,914
Balchem Corp.	1,823	195,116
Chase Corp.	409	40,998
Ferro Corp. (a)	4,571	63,034
FutureFuel Corp.	1,474	19,604
GCP Applied Technologies, Inc. (a)	2,757	68,346
H.B. Fuller Co.	2,911	148,141
Hawkins, Inc.	553	30,376
Ingevity Corp. (a)	2,358	154,897
Innospec, Inc.	1,382	121,326
Intrepid Potash, Inc. (a)	576	13,092
Koppers Holdings, Inc. (a)	1,168	38,871
Kraton Performance Polymers, Inc. (a)	1,757	49,337
Kronos Worldwide, Inc.	1,214	17,190
Livent Corp. (a)	8,340	151,955
Marrone Bio Innovations, Inc. (a)	3,601	5,978
Minerals Technologies, Inc.	1,908	117,590
Orion Engineered Carbons SA	3,406	51,873
PQ Group Holdings, Inc.	2,190	30,178
Quaker Chemical Corp.	754	197,646
Rayonier Advanced Materials, Inc. (a)	3,541	24,504
Sensient Technologies Corp.	2,399	169,201
Stepan Co.	1,219	137,357
Trecora Resources (a)	1,307	8,247
Tredegar Corp.	1,499	21,870
Trinseo SA	2,170	110,301
Tronox Holdings PLC	5,088	78,101
		2,386,797
Construction Materials - 0.1%
Forterra, Inc. (a)	1,660	30,378
Summit Materials, Inc. (a)	6,513	133,712
U.S. Concrete, Inc. (a)	906	40,127
United States Lime & Minerals, Inc.	112	13,552
		217,769
Containers & Packaging - 0.2%
Greif, Inc.:
Class A	1,416	63,947
Class B	369	16,863
Myers Industries, Inc.	2,091	41,925
O-I Glass, Inc.	8,852	111,889
Pactiv Evergreen, Inc.	2,234	31,566
Ranpak Holdings Corp. (A Shares) (a)	1,658	28,750
UFP Technologies, Inc. (a)	373	17,162
		312,102
Metals & Mining - 1.5%
Alcoa Corp. (a)	10,645	191,610
Allegheny Technologies, Inc. (a)	7,159	121,775
Arconic Rolled Products Corp. (a)	5,652	142,430
Caledonia Mining Corp. PLC	639	9,604
Carpenter Technology Corp.	2,701	84,379
Century Aluminum Co. (a)	2,891	28,187
Cleveland-Cliffs, Inc.	22,472	344,720
Coeur d'Alene Mines Corp. (a)	13,777	124,682
Commercial Metals Co.	6,730	132,514
Compass Minerals International, Inc.	1,919	111,801
Fortitude Gold Corp. (a)(c)	1,102	1,157
Gatos Silver, Inc.	1,299	17,160
Gold Resource Corp.	3,858	10,880
Haynes International, Inc.	686	15,908
Hecla Mining Co.	29,704	169,016
Kaiser Aluminum Corp.	886	76,816
Materion Corp.	1,149	78,350
Novagold Resources, Inc. (a)	13,451	122,673
Olympic Steel, Inc.	483	6,593
Ryerson Holding Corp. (a)	969	11,957
Schnitzer Steel Industries, Inc. Class A	1,449	42,774
SunCoke Energy, Inc.	4,735	23,344
TimkenSteel Corp. (a)	2,473	12,439
United States Steel Corp.	12,469	221,449
Warrior Metropolitan Coal, Inc.	2,919	67,195
Worthington Industries, Inc.	2,050	107,297
		2,276,710
Paper & Forest Products - 0.4%
Clearwater Paper Corp. (a)	916	34,881
Domtar Corp.	3,108	93,147
Louisiana-Pacific Corp.	6,246	237,410
Neenah, Inc.	943	48,018
P.H. Glatfelter Co.	2,498	39,094
Schweitzer-Mauduit International, Inc.	1,772	65,812
Verso Corp.	1,629	18,734
		537,096

TOTAL MATERIALS		5,730,474

REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Acadia Realty Trust (SBI)	4,960	71,920
Agree Realty Corp.	3,213	203,062
Alexander & Baldwin, Inc.	4,211	63,670
Alexanders, Inc.	131	35,003
Alpine Income Property Trust, Inc.	452	6,970
American Assets Trust, Inc.	2,958	81,730
American Finance Trust, Inc.	6,347	46,206
Armada Hoffler Properties, Inc.	3,425	36,819
Bluerock Residential Growth (REIT), Inc.	1,405	14,696
Broadstone Net Lease, Inc.	2,137	38,530
BRT Realty Trust	609	8,514
CareTrust (REIT), Inc.	5,546	124,563
CatchMark Timber Trust, Inc.	2,996	27,324
Centerspace	776	54,273
Chatham Lodging Trust	2,697	28,885
CIM Commercial Trust Corp.	674	9,429
City Office REIT, Inc.	2,501	23,559
Clipper Realty, Inc.	1,018	7,136
Colony Capital, Inc. (b)	27,447	136,137
Columbia Property Trust, Inc.	6,575	89,420
Community Healthcare Trust, Inc.	1,353	60,506
CorEnergy Infrastructure Trust, Inc.	820	7,388
CorePoint Lodging, Inc.	2,233	15,207
CTO Realty Growth, Inc.	396	16,683
DiamondRock Hospitality Co.	11,341	92,996
Diversified Healthcare Trust (SBI)	13,611	54,716
Easterly Government Properties, Inc.	4,879	107,094
EastGroup Properties, Inc.	2,252	304,335
Essential Properties Realty Trust, Inc.	5,998	124,878
Farmland Partners, Inc.	1,803	18,589
Four Corners Property Trust, Inc.	4,274	112,663
Franklin Street Properties Corp.	6,083	25,001
Getty Realty Corp.	2,139	56,833
Gladstone Commercial Corp.	2,081	36,855
Gladstone Land Corp.	1,518	23,893
Global Medical REIT, Inc.	2,757	34,573
Global Net Lease, Inc.	5,312	85,576
Healthcare Realty Trust, Inc.	7,808	234,318
Hersha Hospitality Trust	1,924	14,699
Independence Realty Trust, Inc.	5,635	74,833
Industrial Logistics Properties Trust	3,912	82,974
iStar Financial, Inc.	4,218	64,029
Kite Realty Group Trust	4,810	76,671
Lexington Corporate Properties Trust	15,943	163,416
LTC Properties, Inc.	2,314	89,413
Mack-Cali Realty Corp.	4,964	63,192
Monmouth Real Estate Investment Corp. Class A	5,663	98,140
National Health Investors, Inc.	2,484	161,063
National Storage Affiliates Trust	3,638	132,933
NETSTREIT Corp.	854	14,714
New Senior Investment Group, Inc.	4,839	25,647
NexPoint Residential Trust, Inc.	1,301	51,350
Office Properties Income Trust	2,854	66,042
One Liberty Properties, Inc.	965	19,339
Pebblebrook Hotel Trust	7,435	136,655
Physicians Realty Trust	12,197	215,033
Piedmont Office Realty Trust, Inc. Class A	7,378	113,474
Plymouth Industrial REIT, Inc.	1,549	22,677
Potlatch Corp.	3,775	180,294
Preferred Apartment Communities, Inc. Class A	2,838	20,405
PS Business Parks, Inc.	1,173	159,669
QTS Realty Trust, Inc. Class A	3,686	239,959
Retail Opportunity Investments Corp.	6,766	95,333
Retail Properties America, Inc.	12,194	112,307
Retail Value, Inc.	1,103	17,218
RLJ Lodging Trust	9,387	121,186
RPT Realty	4,770	44,123
Ryman Hospitality Properties, Inc.	2,871	186,184
Sabra Health Care REIT, Inc.	11,769	197,602
Safehold, Inc.	1,052	77,406
Saul Centers, Inc.	698	20,891
Seritage Growth Properties (a)(b)	1,961	34,925
Service Properties Trust	9,312	98,800
SITE Centers Corp.	8,780	97,370
Stag Industrial, Inc.	8,701	259,290
Summit Hotel Properties, Inc.	5,984	48,470
Sunstone Hotel Investors, Inc.	12,373	132,391
Tanger Factory Outlet Centers, Inc. (b)	5,219	80,529
Terreno Realty Corp.	3,889	220,040
The GEO Group, Inc. (b)	6,684	59,755
The Macerich Co. (b)	8,512	133,638
UMH Properties, Inc.	2,247	33,031
Uniti Group, Inc.	11,042	135,927
Universal Health Realty Income Trust (SBI)	771	46,013
Urban Edge Properties	6,684	92,172
Urstadt Biddle Properties, Inc. Class A	1,830	25,309
Washington REIT (SBI)	4,762	104,478
Whitestone REIT Class B	2,459	19,180
Xenia Hotels & Resorts, Inc.	6,489	93,896
		7,394,035
Real Estate Management & Development - 0.8%
Altisource Portfolio Solutions SA (a)	288	2,917
American Realty Investments, Inc. (a)	109	941
Cushman & Wakefield PLC (a)	6,295	90,207
eXp World Holdings, Inc. (a)	1,421	151,464
Fathom Holdings, Inc. (a)	267	10,090
Forestar Group, Inc. (a)	986	21,189
FRP Holdings, Inc. (a)	371	16,023
Indus Realty Trust, Inc.	177	11,280
Kennedy-Wilson Holdings, Inc.	6,730	115,689
Marcus & Millichap, Inc. (a)	1,317	47,056
Maui Land & Pineapple, Inc. (a)	332	3,838
Newmark Group, Inc.	8,221	55,574
Rafael Holdings, Inc. (a)	528	12,397
RE/MAX Holdings, Inc.	1,051	38,067
Realogy Holdings Corp. (a)	6,516	92,527
Redfin Corp. (a)	5,667	403,547
Stratus Properties, Inc. (a)	308	8,051
Tejon Ranch Co. (a)	1,148	18,288
The RMR Group, Inc.	877	32,344
The St. Joe Co.	1,872	83,304
Transcontinental Realty Investors, Inc. (a)	69	1,476
		1,216,269

TOTAL REAL ESTATE		8,610,304

UTILITIES - 2.8%
Electric Utilities - 0.6%
Allete, Inc.	2,959	185,944
Genie Energy Ltd. Class B	707	5,218
MGE Energy, Inc.	2,063	131,372
Otter Tail Corp.	2,299	91,247
PNM Resources, Inc.	4,545	220,523
Portland General Electric Co.	5,105	215,890
Spark Energy, Inc. Class A,	628	6,889
		857,083
Gas Utilities - 0.8%
Brookfield Infrastructure Corp. A Shares	1,811	121,482
Chesapeake Utilities Corp.	978	99,199
New Jersey Resources Corp.	5,402	189,124
Northwest Natural Holding Co.	1,743	81,416
ONE Gas, Inc.	2,971	217,269
RGC Resources, Inc.	456	10,265
South Jersey Industries, Inc.	5,719	132,109
Southwest Gas Holdings, Inc.	3,178	190,553
Spire, Inc.	2,843	173,963
		1,215,380
Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corp. (a)	5,356	15,854
Brookfield Renewable Corp.	5,841	326,804
Clearway Energy, Inc.:
Class A	1,807	52,096
Class C	4,810	149,014
Ormat Technologies, Inc.	2,268	258,915
Sunnova Energy International, Inc. (a)	3,026	132,690
		935,373
Multi-Utilities - 0.4%
Avista Corp.	3,903	146,284
Black Hills Corp.	3,575	211,354
NorthWestern Energy Corp.	2,885	157,146
Unitil Corp.	849	34,614
		549,398
Water Utilities - 0.4%
American States Water Co.	2,078	160,546
Artesian Resources Corp. Class A	430	17,578
Cadiz, Inc. (a)	1,320	14,731
California Water Service Group	2,794	152,664
Consolidated Water Co., Inc.	785	9,946
Global Water Resources, Inc.	743	11,940
Middlesex Water Co.	967	76,973
Pure Cycle Corp. (a)	1,159	12,367
SJW Corp.	1,489	98,527
York Water Co.	740	32,146
		587,418

TOTAL UTILITIES		4,144,652

TOTAL COMMON STOCKS
(Cost $103,409,987)		147,375,417

Money Market Funds - 4.2%
Fidelity Cash Central Fund 0.09% (e)	1,138,988	1,139,216
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	5,115,989	5,116,501
TOTAL MONEY MARKET FUNDS
(Cost $6,255,717)		6,255,717
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $109,665,704)		153,631,134
NET OTHER ASSETS (LIABILITIES) - (3.2)%(g)		(4,789,549)
NET ASSETS - 100%		$148,841,585

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	14	March 2021	$1,447,740	$26,362	$26,362

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $142,367 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $78,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$750
Fidelity Securities Lending Cash Central Fund	84,524
Total	$85,274

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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